united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/23

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Insider Income Fund

(IIXAX, IIXCX, IIXIX)

Catalyst Enhanced Income Strategy Fund

(EIXAX, EIXCX, EIXIX)

Catalyst/MAP Global Balanced Fund

(TRXAX, TRXCX, TRXIX)

Catalyst/CIFC Floating Rate Income Fund

(CFRAX, CFRCX, CFRIX)

Catalyst/SMH High Income Fund

(HIIFX, HIICX, HIIIX)

Catalyst/SMH Total Return Income Fund

(TRIFX, TRICX, TRIIX)

December 31, 2023

Mutual Fund Series Trust

CATALYST FUNDS

SEMI-ANNUAL REPORT

TABLE OF CONTENTS

Investment Review	Page 1
Schedules of Investments	Page 7
Statements of Assets and Liabilities	Page 49
Statements of Operations	Page 50
Statements of Changes in Net Assets	Page 51
Financial Highlights	Page 53
Notes to Financial Statements	Page 65
Expense Example	Page 78
Privacy Notice	Page 79

Catalyst Insider Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	4.24%	8.95%	2.73%	1.66%
Class A with load	(0.72)%	3.78%	1.72%	1.14%
Class C	3.85%	8.15%	1.98%	0.94%
Class I	4.37%	9.22%	2.98%	1.94%
Bloomberg 1-3 Year U.S. Government/Credit Index(a)	3.44%	4.61%	1.51%	1.29%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. As disclosed in the Fund’s prospectus dated November 1, 2023, the Fund’s total gross annual operating expenses, are 1.39% for Class A, 2.14% for Class C and 1.14% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg 1-3 Year U.S. Government/Credit Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 3 years and are publicly issued. Investors cannot invest direct in an index.

**	Inception date is July 29, 2014.

Top 10 Holdings by Industry	% of Net Assets
Specialty Finance	35.1%
Asset Management	25.5%
Insurance	6.4%
Real Estate Investment Trusts	5.2%
Aerospace & Defense	4.6%
Chemicals	4.6%
Internet Media & Services	4.5%
Health Care Facilities & Services	3.4%
Biotech & Pharma	3.4%
Gas & Water Utilities	2.9%
Other/Cash & Equivalents	4.4%
100.0%

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

Catalyst Enhanced Income Strategy Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, compared to its benchmarks:

				Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	(1.31)%	(2.33)%	3.20%	3.20%
Class A with load	(6.98)%	(7.97)%	1.99%	1.99%
Class C	(1.68)%	(3.06)%	2.42%	2.42%
Class I	(1.19)%	(2.09)%	3.45%	3.45%
Bloomberg U.S. Aggregate Bond Index(a)	3.37%	5.53%	1.10%	1.10%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index(b)	3.12%	5.05%	0.25%	0.25%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. As disclosed in the Fund’s prospectus dated November 1, 2023, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.03% for Class A, 2.78% for Class C and 1.78% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg U.S. Aggregate Bond Index is a broad-based index that measures the investment grade, US dollar-denominated, fix-rated taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest direct in an index.

(b)	The Bloomberg U.S. Mortgage Backed Securities (MBS) Index tracks fixed-rate agency mortgage backed passthrough securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index is constructed by grouping individual TBA-deliverable MBS pools into aggregates or generics based on program, coupon and vintage. Investors cannot invest direct in an index.

**	Inception date is December 31, 2018.

Top Holdings by Security Type	% of Net Assets
Collateralized Mortgage Obligations	32.5%
Non Agency CMBS	26.2%
Home Equity	17.5%
Residential Mortgage	12.9%
U.S. Government & Agency Obligations	9.0%
Manufactured Housing	0.3%
Other/Cash & Equivalents	1.6%
100.0%

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

Catalyst/MAP Global Balanced Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, compared to its benchmarks:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	1.99%	5.23%	4.29%	3.65%	4.71%
Class A with load	(3.88)%	(0.82)%	3.07%	3.04%	4.22%
Class C	1.64%	4.46%	3.54%	2.88%	3.93%
Class I	2.23%	5.60%	4.58%	N/A	3.57%
MSCI All Country World Stock Index(a)	7.48%	22.81%	12.27%	8.48%	9.05%
MSCI All Country World Stock Value Index Gross(b)	7.61%	12.68%	9.05%	6.23%	7.25%
ICE BofA ML A-AAA 1-3yr U.S. Corp. Index(c)	3.85%	5.41%	2.08%	1.77%	1.83%
50% MSCI ACWI/50% ICE BofA ML A-AAA 1-3yr U.S. Corp. Index(d)	5.80%	14.05%	7.43%	5.34%	5.64%
50% MSCI ACWI Value Index Gross/50% ICE BofA ML A-AAA 1-3yr U.S. Corp. Index(e)	5.83%	9.21%	5.89%	4.25%	4.77%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2023, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.28% for Class A, 3.03% for Class C, and 2.03% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The MSCI All Country World Stock Index is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets. Investors cannot invest directly in an index.

(b)	The MSCI All Country World Stock Value Index Gross captures large and mid cap securities exhibiting overall value style characteristics across 23 Developed Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Investors cannot invest directly in an index.

(c)	The ICE BofA ML A-AAA 1-3yr U.S. Corp. Index includes publicly issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. corporations, non-U.S. government debt and supranational debt. Investors cannot invest directly in an index.

(d)	The 50% MSCI AWCI/50% ICE BofA ML A-AAA 1-3yr US Corp. Index. is made up of two indices; ICE BofA ML U.S. Corporate & Government 1-3yrs Index, and MSCI AC World Index. Investors cannot invest directly in an index.

(e)	The 50% MSCI AWCI Value Index Gross/50% ICE BofA ML A-AAA 1-3yr U.S. Corp. Index. is made up of two indices; ICE BofA ML U.S. Corporate & Government 1-3yrs Index, and MSCI AC World Value Index Gross. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011 for Class A, Class C and the benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
U.S. Government & Agencies	9.0%
Biotech & Pharma	8.6%
Banking	8.0%
Tobacco & Cannabis	6.5%
Technology Hardware	5.7%
Chemicals	5.2%
Semiconductors	4.4%
Automotive	4.4%
Transportation & Logistics	3.4%
Gas & Water Utilities	3.3%
Other/Cash & Equivalents	41.5%
100.0%

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

Catalyst/CIFC Floating Rate Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**	Since Inception***
Class A	6.58%	13.12%	5.28%	3.76%	4.21%	N/A
Class A with load	1.54%	7.79%	4.26%	3.26%	3.75%	N/A
Class C	6.08%	12.18%	4.48%	2.98%	3.42%	N/A
Class I	6.59%	13.27%	5.51%	4.02%	4.46%	N/A
Class C-1	6.16%	12.33%	N/A	N/A	N/A	11.94%
S&P/LSTA U.S. Leveraged Loan 100 Index (a)	6.42%	13.11%	5.78%	4.00%	4.10%	12.89%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A and Class C-1 shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2023, the Fund’s total gross annual operating expenses, including the cost of underlying funds are 1.58% for Class A and 2.33% for Class C, 2.54% for Class C-1 and 1.33% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to November 2018 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current sub-advisor.

(a)	The S&P/LSTA U.S. Leveraged Loan 100 Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market. The Index consists of 100 loan facilities drawn from a larger benchmark - the S&P/SLTA (Loan Syndications and Trading Association) Leveraged Loan Index (LLI). Investors cannot invest directly in an index.

**	Inception date is December 31, 2012 for Class A, Class C and Class I.

***	Inception date is November 1, 2022 for Class C-1.

Top Ten Holdings by Industry/Asset Type	% of Net Assets
Software	12.8%
Insurance	8.9%
Technology Services	7.5%
Health Care Facilities & Services	5.7%
CLO	5.6%
Commercial Support Services	5.0%
Transportation & Logistics	4.3%
Retail - Discretionary	4.1%
Asset Management	4.0%
Leisure Facilities & Services	3.7%
Other/Cash & Equivalents	38.4%
100.0%

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

Catalyst/SMH High Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception **	Since Inception ***
Class A	10.09%	16.43%	5.34%	1.67%	3.25%	N/A
Class A with load	4.86%	10.90%	4.32%	1.17%	2.93%	N/A
Class C	9.64%	15.51%	4.54%	0.92%	2.49%	N/A
Class I	10.22%	16.71%	5.54%	1.92%	N/A	1.92%
ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index(a)	7.68%	13.47%	5.24%	4.52%	6.38%	4.85%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. As disclosed in the Fund’s prospectus dated November 1, 2023, the Fund’s total gross annual operating expenses are 2.36% for Class A, 3.11% for Class C and 2.11% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to September 2013 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current sub-advisor.

(a)	The ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an index.

**	Inception date is May 21, 2008 for Class A and Class C.

***	Inception date is July 1, 2013 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Real Estate Investment Trusts	14.2%
Retail - Discretionary	10.0%
Metals & Mining	7.2%
Oil & Gas Services & Equipment	6.7%
Internet Media & Services	6.5%
Leisure Facilities & Services	6.0%
Real Estate Owners & Developers	4.7%
Steel	4.4%
Automotive	4.2%
Machinery	3.8%
Other/Cash & Equivalents	32.3%
100.0%

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

Catalyst/SMH Total Return Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**	Since Inception***
Class A	9.70%	14.47%	9.36%	3.29%	3.35%	N/A
Class A with load	3.39%	7.89%	8.07%	2.68%	2.96%	N/A
Class C	9.29%	13.62%	8.55%	2.52%	2.58%	N/A
Class I	9.86%	14.80%	9.66%	3.54%	N/A	3.85%
S&P 500 Total Return Index(a)	8.04%	26.29%	15.69%	12.03%	10.40%	12.98%
ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index(b)	7.68%	13.47%	5.24%	4.52%	6.38%	4.85%
Blended Index (c)	7.91%	19.82%	10.53%	8.35%	8.53%	8.98%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. As disclosed in the Fund’s prospectus dated November 1, 2023, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 3.05% for Class A, 3.80% for Class C and 2.80% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to September 2013 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current sub-advisor.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	The ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an index.

(c)	Blended Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index. Investors cannot invest directly in an index.

**	Inception date is May 21, 2008 for Class A, Class C and the Benchmark.

***	Inception date is July 1, 2013 for Class I and the Benchmark.

Top 10 Holdings by Industry	% of Net Assets
Asset Management	13.9%
Oil & Gas Services & Equipment	9.0%
Real Estate Investment Trusts	9.0%
Specialty Finance	7.5%
Business Development Companies	6.3%
Automotive	5.6%
Internet Media & Services	4.8%
Retail - Discretionary	4.3%
Machinery	4.0%
Home Construction	3.6%
Other/Cash & Equivalents	32.0%
100.0%

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 51.5%
	ASSET MANAGEMENT — 16.4%
2,600,000	New Mountain Finance Corporation	7.5000	10/15/25	$2,653,300
4,079,000	Prospect Capital Corporation	6.3750	03/01/25	4,107,077
3,039,000	RWT Holdings, Inc.	5.7500	10/01/25	2,854,761
				9,615,138
	SPECIALTY FINANCE — 35.1%
2,600,000	Arbor Realty Trust, Inc.	7.5000	08/01/25	2,649,400
4,620,000	Redwood Trust, Inc.	5.6250	07/15/24	4,573,789
8,000,000	SoFi Technologies, Inc.(a),(b)	8.4000	10/15/26	6,828,928
7,000,000	Two Harbors Investment Corporation	6.2500	01/15/26	6,475,000
				20,527,117

	TOTAL CONVERTIBLE BONDS (Cost $30,919,349)			30,142,255

	CORPORATE BONDS — 44.6%
	AEROSPACE & DEFENSE — 4.6%
2,700,000	TransDigm, Inc.(a)	6.2500	03/15/26	2,697,909

	ASSET MANAGEMENT — 9.1%
2,700,000	Ares Capital Corporation	4.2500	03/01/25	2,641,310
2,861,000	Prospect Capital Corporation	3.7060	01/22/26	2,679,606
				5,320,916
	BIOTECH & PHARMA — 3.4%
2,000,000	AbbVie, Inc.	3.8000	03/15/25	1,974,689

	CHEMICALS — 4.6%
2,700,000	Sherwin-Williams Company (The)	3.1250	06/01/24	2,671,959

	GAS & WATER UTILITIES — 2.9%
1,700,000	National Fuel Gas Company	5.5000	01/15/26	1,703,734

	HEALTH CARE FACILITIES & SERVICES — 3.4%
2,000,000	HCA, Inc.	5.0000	03/15/24	1,996,552

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 44.6% (Continued)
	INSURANCE — 6.4%
2,862,526	Ambac Assurance Corporation(a)	5.1000	06/07/69	$3,745,493

	INTERNET MEDIA & SERVICES — 4.5%
2,612,000	VeriSign, Inc.	5.2500	04/01/25	2,615,018

	METALS & MINING — 0.5%
299,000	Warrior Met Coal, Inc.(a)	7.8750	12/01/28	297,844

	REAL ESTATE INVESTMENT TRUSTS — 5.2%
1,007,000	Omega Healthcare Investors, Inc.	4.5000	04/01/27	967,311
2,100,000	Sabra Health Care, LP	5.1250	08/15/26	2,065,268
				3,032,579

	TOTAL CORPORATE BONDS (Cost $26,579,154)			26,056,693

Shares
	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
872,554	First American Treasury Obligations Fund, Class X, 5.28% (Cost $872,554)(c)	872,554

	TOTAL INVESTMENTS - 97.6% (Cost $58,371,057)	$57,071,502
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%	1,399,082
	NET ASSETS - 100.0%	$58,470,584

LP - Limited Partnership

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023 the total market value of 144A securities is 13,570,174 or 23.2% of net assets.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.4%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5%
149,761	Alternative Loan Trust Series 2006-J3 4A2		5.7500	05/25/26	$141,966
376,892	Alternative Loan Trust Series 2005-J1 1A8		5.5000	02/25/35	349,674
232,384	Alternative Loan Trust Series 2005-3CB 2A1		5.0000	03/25/35	210,964
106,228	Alternative Loan Trust Series 2005-28CB 3A5		6.0000	08/25/35	46,260
2,381,985	Alternative Loan Trust Series 2005-43 4A3(a)		4.0160	10/25/35	1,937,237
1,838,833	Alternative Loan Trust Series 2005-69 A1(b)	12MTA + 1.000%	3.1760	12/25/35	1,617,934
527,674	Alternative Loan Trust Series 2005-86CB A4		5.5000	02/25/36	309,837
162,474	Alternative Loan Trust Series 2006-4CB 2A3		5.5000	04/25/36	125,622
1,071,954	Alternative Loan Trust Series 2006-4CB 2A6		5.5000	04/25/36	828,812
1,827,765	Alternative Loan Trust Series 2006-9T1 A7		5.2160	05/25/36	760,773
1,412,617	Alternative Loan Trust Series 29T1 2A5		6.0000	10/25/36	799,185
412,707	Alternative Loan Trust Series 2006-28CB A3		6.5000	10/25/36	230,247
547,229	Alternative Loan Trust Series 2006-29T1 2A7		6.5000	10/25/36	328,942
1,655,581	Alternative Loan Trust Series 2006-45T1 2A5		5.5530	02/25/37	918,965
641,264	Alternative Loan Trust Series 2007-12T1 A3		6.0000	06/25/37	306,090
194,241	Banc of America Alternative Loan Trust Series 2006-4 3CB4		6.0000	05/25/46	168,481
330,442	Banc of America Alternative Loan Trust Series 2006-6 2A8		6.0000	07/25/46	276,288
458,302	Banc of America Alternative Loan Trust Series 2006-6 2A10		6.0000	07/25/46	383,194
5,324	Banc of America Funding Trust Series 2004-3 1A11		5.5000	10/25/34	5,122
210,729	Banc of America Funding Trust Series 2005-H 1A1(a)		5.6010	11/20/35	197,626
294,285	Banc of America Funding Trust Series 2010-R8 1A4(c)		5.7500	05/26/36	188,681
54,093	Banc of America Funding Trust Series 2006-5 4A8		6.0000	09/25/36	44,389
851,745	Banc of America Funding Trust Series 2007-5 CA4		6.0000	07/25/37	728,574
414,390	Banc of America Funding Trust Series 2006-H 2A2(a)		4.6560	09/20/46	337,238
41,228	Banc of America Funding Trust Series 2006-J 2A3(a)		4.0390	01/20/47	34,877
393,907	Banc of America Funding Trust Series 2006-J 4A1(a)		4.5810	01/20/47	337,713
131,323	Banc of America Funding Trust Series 2007-A 2A2(b)	TSFR1M + 0.534%	5.8920	02/20/47	107,942
419,175	Banc of America Funding Trust Series 2009-R9 3A3(a),(c)		3.5080	11/25/56	297,082
108,208	Banc of America Mortgage Trust Series 2005-A 1A1(a)		3.2530	02/25/35	92,201
46,825	Banc of America Mortgage Trust Series 2005-A 2A1(a)		3.8160	02/25/35	44,948
12,104	Banc of America Mortgage Trust Series 2005-G 4A2(a)		4.3140	08/25/35	10,522
194,682	Banc of America Mortgage Trust Series 2007-2 A6		5.7500	05/25/37	144,462
2,044,527	Banc of America Mortgage Trust Series 2007-2 A1(b)	TSFR1M + 0.464%	5.8200	05/25/37	1,366,404
575,842	Banc of America Mortgage Trust Series 2007-2 A3		6.0000	05/25/37	434,925
87,969	Bear Stearns ALT-A Trust Series 2004-7 1A1(a)		2.6250	10/25/34	59,600
774,967	Bear Stearns ALT-A Trust Series 2005-4 23A2(a)		4.4780	05/25/35	726,936

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)
395,374	Bear Stearns ALT-A Trust Series 2005-5 24A1(a)		4.3480	07/25/35	$340,035
65,920	Bear Stearns ALT-A Trust Series 2005-12 13A1(a)		4.8050	02/25/36	49,370
62,288	Bear Stearns ALT-A Trust Series 2006-2 3A2(a)		4.2130	07/25/36	55,155
224,763	Bear Stearns ALT-A Trust Series 2006-4 2A1(a)		4.4250	10/25/36	199,644
951,919	BRAVO Residential Funding Trust Series NQM4 A2(c),(d)		6.5870	05/25/63	954,429
179,228	Chase Mortgage Finance Trust Series 2005-S2 A1		5.5000	10/25/35	172,162
453,519	Chase Mortgage Finance Trust Series 2006-S2 1A19		6.2500	10/25/36	188,808
318,488	Chase Mortgage Finance Trust Series 2006-S3 1A6		6.0000	11/25/36	133,301
631,365	Chase Mortgage Finance Trust Series 2006-S4 A5		6.0000	12/25/36	285,048
203,167	ChaseFlex Trust Series 2005-2 2A2		6.5000	06/25/35	107,447
90,121	ChaseFlex Trust Series 2006-1 A4(a)		6.3000	06/25/36	77,543
70,528	Chevy Chase Funding, LLC Mortgage-Backed Certificates Series 2004-1A A2(b),(c)	TSFR1M + 0.444%	5.8000	01/25/35	66,672
616,058	CHL Mortgage Pass-Through Trust Series 2003-46 6A1(a)		5.4800	01/19/34	572,853
72,771	CHL Mortgage Pass-Through Trust Series 2005-HYB2 1A4(a)		4.4040	05/20/35	68,539
294,423	CHL Mortgage Pass-Through Trust Series 2005-18 A1		5.5000	10/25/35	169,530
392,511	CHL Mortgage Pass-Through Trust Series 2006-HYB2 1A1(a)		4.5240	04/20/36	343,129
928,204	CHL Mortgage Pass-Through Trust Series 2006-12 A1		6.0000	07/25/36	486,009
3,030,440	CHL Mortgage Pass-Through Trust Series 2006-17 A6		4.4290	12/25/36	1,237,593
207,114	CHL Mortgage Pass-Through Trust Series 2007-J2 1A1		6.0000	07/25/37	180,718
165,390	CHL Mortgage Pass-Through Trust Series 2007-J2 2A5		6.0000	07/25/37	61,345
825,742	CHL Mortgage Pass-Through Trust Series 2007-17 3A1		2.6730	10/25/37	209,447
696,851	CHL Mortgage Pass-Through Trust Series 2007-HY3 4A1(a)		4.7520	06/25/47	690,464
336,167	Citicorp Mortgage Securities Trust Series 2007-7 1A2		6.0000	08/25/37	337,549
4,716,363	Citicorp Mortgage Securities Trust Series 2008-1 1A1		6.2500	02/25/38	4,362,867
340,532	Citigroup Mortgage Loan Trust Series 2006-AR5 2A4A(a)		4.4590	07/25/36	379,025
299,800	Citigroup Mortgage Loan Trust Series 2007-6 1A1A(a)		3.7200	03/25/37	259,941
2,939,376	Citigroup Mortgage Loan Trust, Inc. Series 2007-AR7 A3A(a)		3.3440	05/25/47	2,243,097
127,044	CitiMortgage Alternative Loan Trust Series 2007-A4 1A6		5.7500	04/25/37	115,929
268,588	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-5 6A3		5.0000	07/25/35	260,494
2,747,263	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-8 2A1		4.9960	09/25/35	849,535
285,225	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-11 8A4		6.0000	12/25/35	222,801
695,709	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-12 1A1		3.5380	01/25/36	166,885
31,331	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 Series 2003-29 7A1		6.5000	12/25/33	31,535

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)
1,316,576	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 3A3		4.4050	11/25/35	$736,955
220,569	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 6A3		5.7500	11/25/35	94,339
27,456	CSMC Mortgage-Backed Trust Series 2007-5 8A2		6.0000	10/25/24	26,197
4,842,627	CSMC Mortgage-Backed Trust Series 2006-3 5A7		3.4050	04/25/36	1,306,267
1,705,594	CSMC Mortgage-Backed Trust Series 2006-5 3A6		4.1520	06/25/36	325,973
1,878,842	CSMC Mortgage-Backed Trust Series 2006-5 3A1		4.3190	06/25/36	372,941
1,582,908	CSMC Mortgage-Backed Trust Series 2006-5 3A3		4.3190	06/25/36	314,199
669,585	CSMC Mortgage-Backed Trust Series 2006-5 3A4		4.3190	06/25/36	132,909
2,999,258	CSMC Mortgage-Backed Trust Series 2006-7 9A5		3.5150	08/25/36	565,924
5,253,139	CSMC Mortgage-Backed Trust Series 2006-9 4A1		6.0000	11/25/36	3,424,334
3,190,521	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1 1A4A(b)	TSFR1M + 0.224%	5.5800	08/25/37	2,762,139
101,658	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2004-2 M1(d)		5.5900	01/25/34	95,626
394,344	DSLA Mortgage Loan Trust Series 2004-AR2 A2B(b)	TSFR1M + 0.914%	6.2700	11/19/44	369,994
36,175	First Horizon Alternative Mortgage Securities Trust Series 2004-AA3 A1(a)		5.9430	09/25/34	34,936
8,155	First Horizon Alternative Mortgage Securities Trust Series 2005-AA6 2A1(a)		6.1300	08/25/35	5,983
16,001	First Horizon Mortgage Pass-Through Trust Series 2000-H 2B1(a)		5.8710	05/25/30	15,828
147,118	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 2A2(a)		5.6740	11/25/37	113,788
17,799	GMACM Mortgage Loan Trust Series 2005-AR1 4A(a)		4.9620	03/18/35	17,561
329,780	GMACM Mortgage Loan Trust Series 2006-J1 A2		5.7500	04/25/36	284,406
91,570	GSMPS Mortgage Loan Trust Series 1998-5 A(a),(c)		7.5000	06/19/27	88,914
163,339	GSMPS Mortgage Loan Trust Series 1999-2 A(a),(c)		8.0000	09/19/27	160,407
169,644	GSR Mortgage Loan Trust Series 2003-5F 2A1		4.0000	08/25/32	159,237
19,835	GSR Mortgage Loan Trust Series 2004-2F 6A1		7.0000	01/25/34	20,021
39,019	GSR Mortgage Loan Trust Series 2004-6F 1A2		5.0000	05/25/34	37,687
42,171	GSR Mortgage Loan Trust Series 2004-14 3A2(a)		5.2760	12/25/34	37,974
907,976	GSR Mortgage Loan Trust Series 2005-3F 1A3		5.5000	03/25/35	774,763
105,931	GSR Mortgage Loan Trust Series 2005-AR4 4A1(a)		5.3750	07/25/35	102,141
400,346	GSR Mortgage Loan Trust Series 2006-2F 2A1		5.7500	02/25/36	358,198
253,261	GSR Mortgage Loan Trust Series 2006-3F 2A7		5.7500	03/25/36	223,455
511,472	GSR Mortgage Loan Trust Series 2006-9F 4A1		3.9880	10/25/36	235,881
104,313	HomeBanc Mortgage Trust Series 2004-2 A1(b)	TSFR1M + 0.854%	6.2100	12/25/34	97,952
473,202	HSI Asset Loan Obligation Trust Series 2007-2 3A6		6.0000	09/25/37	158,226
249,350	Impac CMB Trust Series 2004-9 1A2(b)	TSFR1M + 0.994%	6.3500	01/25/35	230,711
335,804	Impac CMB Trust Series 2005-5 M1(b)	TSFR1M + 0.624%	6.2350	08/25/35	299,264

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)
2,010,073	IndyMac IMSC Mortgage Loan Trust Series 2007-F2 1A4		6.0000	07/25/37	$1,451,379
516,585	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A3(a)		3.6740	08/25/36	409,851
148,079	IndyMac INDX Mortgage Loan Trust Series 2005-AR3 3A1(a)		3.6640	04/25/35	138,664
90,227	IndyMac INDX Mortgage Loan Trust Series 2005-AR5 4A1(a)		4.0120	05/25/35	66,410
1,088,624	IndyMac INDX Mortgage Loan Trust Series AR3 3A1B(a)		3.3280	04/25/36	956,150
1,358,253	JP Morgan Alternative Loan Trust 2005-S1 Series 2005-S1 1A6		6.5000	12/25/35	536,442
137,977	JP Morgan Mortgage Trust Series 2004-S1 1A7		5.0000	09/25/34	140,011
32,830	JP Morgan Mortgage Trust Series 2005-A1 4A1(a)		6.0400	02/25/35	31,662
30,170	JP Morgan Mortgage Trust Series 2006-A2 2A2(a)		4.2030	04/25/36	26,466
223,224	JP Morgan Mortgage Trust Series 2007-S1 2A10		6.0000	03/25/37	93,219
405,929	JP Morgan Mortgage Trust Series 2007-A3 1A1(a)		4.1440	05/25/37	351,542
4,832	Lehman Mortgage Trust Series 2007-9 1A1		6.0000	10/25/37	4,459
9,615	MASTR Adjustable Rate Mortgages Trust Series 2003-5 4A1(a)		2.5760	11/25/33	8,556
22,623	MASTR Adjustable Rate Mortgages Trust Series 2004-4 4A1(a)		4.6020	05/25/34	20,585
378,723	MASTR Adjustable Rate Mortgages Trust Series 2005-2 3A1(a)		3.9210	03/25/35	341,799
182,652	MASTR Adjustable Rate Mortgages Trust Series 2006-2 1A1(a)		4.8720	04/25/36	172,330
133,616	MASTR Alternative Loan Trust Series 2005-5 2A3		5.5000	07/25/25	126,421
6,274	MASTR Alternative Loan Trust Series 2004-5 1A1		5.5000	06/25/34	6,131
73,190	MASTR Alternative Loan Trust Series 2005-3 2A1		6.0000	03/25/35	66,541
104,209	MASTR Alternative Loan Trust Series 2005-6 3A1		5.5000	12/25/35	82,457
351	MASTR Asset Securitization Trust Series 2005-1 1A1(g)		5.0000		168
683,364	MASTR Asset Securitization Trust Series 2004-3 4A10		5.5000	03/25/34	603,599
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2 A3D(b)	TSFR1M + 0.714%	0.8130	03/25/37	28,151
1,040,517	Merrill Lynch Mortgage Investors Trust Series 2006-AF2 AF1		2.0840	10/25/36	442,158
55,029	Morgan Stanley Mortgage Loan Trust Series 2004-5AR 1A1(a)		4.9850	07/25/34	54,522
267,676	Morgan Stanley Mortgage Loan Trust Series 2006-2 2A4		5.7500	02/25/36	242,630
566,690	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 3A(a)		4.6810	06/25/36	424,632
4,917	MortgageIT Trust Series 2005-1 2M1(b)	TSFR1M + 1.364%	6.7070	02/25/35	4,733
906,905	NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3 A1(c)		6.5000	02/25/35	760,882
2,208,000	New Century Alternative Mortgage Loan Trust Series 2006-ALT2 AF6B(d)		0.8740	10/25/36	135,716
1,197,223	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3 A3(a)		1.6270	08/25/35	548,161
581,847	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR4 5A3(b)	TSFR1M + 0.694%	2.1650	08/25/35	286,559
860,846	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR5 2A1(a)		4.2700	10/25/35	472,832
11,168,477	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AR2 3A1(b)	TSFR1M + 0.514%	1.0560	04/25/36	2,527,783

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)
991,711	OBX Trust Series NQM10 A2(c),(d)		6.9200	10/25/63	$1,004,821
54,593	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	52,032
286,839	RALI Trust Series 2005-QO1 A2(b)	12MTA + 1.500%	6.4290	08/25/35	234,969
3,752,667	RALI Trust Series 2006-QO2 A2(b)	TSFR1M + 0.654%	2.5460	02/25/46	766,905
2,563,837	RALI Trust Series 2006-QO3 A2(b)	TSFR1M + 0.634%	3.3510	04/25/46	745,737
77,498	RALI Trust Series 2006-QS17 A4		6.0000	12/25/36	63,273
285,060	Residential Asset Securitization Trust Series 2004-A7 A2		5.5000	10/25/34	270,707
6,153,256	Residential Asset Securitization Trust Series 2005-A11 2A1		4.8500	10/25/35	2,316,583
484,783	Residential Asset Securitization Trust Series 2006-A1 1A1		6.0000	04/25/36	212,477
3,655,241	Residential Asset Securitization Trust Series 2006-A6 1A13		2.4720	07/25/36	1,077,552
2,823,089	Residential Asset Securitization Trust Series 2006-A6 1A14		2.4720	07/25/36	832,235
737,375	Residential Asset Securitization Trust Series 2006-A6 1A1		2.6780	07/25/36	228,479
593,909	Residential Asset Securitization Trust Series 2006-A8 2A2		6.7500	08/25/36	177,919
894,796	Residential Asset Securitization Trust Series 2006-A13 A1		4.9600	12/25/36	321,801
4,298,064	Residential Asset Securitization Trust Series 2007-A1 A9		2.8390	03/25/37	1,374,899
362,157	Residential Asset Securitization Trust Series 2007-A7 A6		6.0000	07/25/37	146,922
2,436,141	Residential Asset Securitization Trust Series 2007-A8 3A1(a)		2.8180	08/25/37	1,143,365
212,717	Residential Asset Securitization Trust Series 2007-A8 1A2		6.0000	08/25/37	113,731
1,503,365	Residential Asset Securitization Trust Series 2007-A9 A7		3.3360	09/25/37	637,115
1,344,290	Residential Asset Securitization Trust Series 2007-A9 A3		3.3360	09/25/37	569,700
44,601	RFMSI Trust Series 2006-S3 A2		5.5000	03/25/36	36,226
1,423,877	RFMSI Trust Series 2006-SA4 2A1(a)		5.5550	11/25/36	1,243,318
361,903	STARM Mortgage Loan Trust Series 2007-2 3A3(a)		4.1500	04/25/37	219,188
157,382	Structured Adjustable Rate Mortgage Loan Trust Series 2004-17 A1(a)		4.1650	11/25/34	140,941
203,818	Structured Adjustable Rate Mortgage Loan Trust Series 2004-19 1A2(a)		4.1450	01/25/35	192,703
67,420	Structured Adjustable Rate Mortgage Loan Trust Series 2005-7 3A1(a)		5.4900	04/25/35	66,456
187,130	Structured Asset Mortgage Investments II Trust Series 2007-AR3 2A1(b)	TSFR1M + 0.304%	5.6600	09/25/47	167,274
1,503,685	Structured Asset Securities Corporation Series 1998-RF1 A(a),(c)		3.9090	04/15/27	1,500,942
1,176,270	SunTrust Alternative Loan Trust Series 2006-1F 2A		6.5000	04/25/36	473,230
4,633,297	TBW Mortgage-Backed Trust Series 2006-3 3A		1.8440	07/25/36	1,034,558
164,504	TBW Mortgage-Backed Trust Series 2006-2 3A1		5.5000	07/25/36	12,470
1,963,000	TBW Mortgage-Backed Trust Series 2007-2 A2B(a)		1.2960	07/25/37	129,104
1,525,000	TBW Mortgage-Backed Trust Series 2007-2 A3B(a)		1.2960	07/25/37	100,139
3,295,120	TBW Mortgage-Backed Trust Series 2007-2 A6B(d)		1.2960	07/25/37	214,775

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)
10,368	Thornburg Mortgage Securities Trust Series 2006-4 A2B(a)		5.3090	07/25/36	$8,454
1,903,153	Thornburg Mortgage Securities Trust Series 2007-2 A2A(b)	TSFR12M + 1.965%	3.4280	06/25/37	1,645,519
5,493,131	Thornburg Mortgage Securities Trust Series 2006-3 A1(a)		4.0310	06/25/46	3,609,297
303,536	Thornburg Mortgage Securities Trust Series 2007-3 3A1(b)	TSFR12M + 1.965%	6.8150	06/25/47	255,681
885,392	Verus Securitization Trust Series 2023-4 A2(c),(d)		6.1160	05/25/27	881,294
911,826	Verus Securitization Trust Series 2023-5 A2(c),(d)		6.7590	06/25/68	917,813
13,549	WaMu Mortgage Pass-Through Certificates Series 2004-CB2 1A		5.0000	07/25/34	13,296
190,100	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A3(a)		3.9470	12/25/35	169,723
59,493	WaMu Mortgage Pass-Through Certificates Series 2005-AR18 2A1(a)		3.7340	01/25/36	52,207
200,733	Washington Mutual Mortgage Pass-Through Certificates Series 2005-4 CB11		5.5000	06/25/35	173,076
571,403	Washington Mutual Mortgage Pass-Through Certificates Series 2006-2 1A4(b)	TSFR1M + 0.814%	6.0000	03/25/36	517,596
35,194	Wells Fargo Alternative Loan Trust Series 2007-PA2 2A1(b)	TSFR1M + 0.544%	5.9000	06/25/37	28,622
250,379	Wells Fargo Mortgage Backed Securities Series 2006-7 2A1		6.0000	06/25/36	213,431
					82,635,898
	HOME EQUITY — 17.5%
2,247	ABFC 2003-AHL1 Trust Series 2003-AHL1 M1(b)	TSFR1M + 1.389%	6.7450	03/25/33	2,507
7,154,331	ACE Securities Corp Home Equity Loan Trust Series 2007-HE5 A2C(b)	TSFR1M + 0.474%	1.4840	07/25/37	2,782,014
42,461	AFC Home Equity Loan Trust Series 1998-1 1A1(b)	TSFR1M + 0.774%	6.1170	04/25/28	42,270
73,969	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2002-AR1 M2(b)	TSFR1M + 2.064%	3.7310	09/25/32	65,444
167,056	Amresco Residential Securities Corp Mortgage Loan Trust Series 1997-3 M2F(a)		4.6510	09/25/27	157,042
507,934	Bayview Financial Acquisition Trust Series 2007-A 2A(b)	TSFR1M + 0.639%	5.9960	05/28/37	446,973
2,827,467	Bayview Financial Mortgage Pass-Through Trust Series 2007-B 2A3(b)	TSFR1M + 1.389%	1.2050	08/28/47	849,051
925,886	Bayview Financial Mortgage Pass-Through Trust Series 2007-B 2A4(b)	TSFR1M + 1.164%	1.2050	08/28/47	278,037
334,034	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M5(b)	TSFR1M + 2.739%	5.2880	06/25/34	304,686
111,644	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M5(b)	TSFR1M + 3.039%	8.3950	08/25/34	104,887
915,923	Bear Stearns Asset Backed Securities Trust Series 2 M2(b)	TSFR1M + 2.964%	7.7030	08/25/34	905,569
457,270	Bear Stearns Asset Backed Securities Trust Series 2004-HE3 M5(b)	TSFR1M + 2.889%	5.4900	04/25/34	443,033
8,280	Centex Home Equity Loan Trust Series 2002-A AF6		5.5400	01/25/32	8,123
180,852	CHEC Loan Trust Series 2004-2 M1(b)	TSFR1M + 1.074%	6.4300	06/25/34	179,367
4,691,454	Credit Suisse Seasoned Loan Trust Series 2006-1 M1(b),(c)	TSFR1M + 0.939%	3.1360	10/25/34	4,595,605
415,795	Delta Funding Home Equity Loan Trust Series 1998-1 B1A(b)	TSFR1M + 2.004%	7.3600	05/25/30	404,721
596,848	EMC Mortgage Loan Trust Series 2001-A A(b),(c)	TSFR1M + 0.854%	6.2100	05/25/40	588,423

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.4% (Continued)
	HOME EQUITY — 17.5% (Continued)
4,245,000	EMC Mortgage Loan Trust Series 2004-B M2(b),(c)	TSFR1M + 3.489%	8.8450	01/25/41	$4,035,862
88,314	GE Mortgage Services, LLC Series 1998-HE2 A6(a)		6.6450	09/25/28	85,362
11,286,673	GSAA Home Equity Trust Series 2006-3 A4(b)	TSFR1M + 0.814%	1.4380	03/25/36	991,944
1,427,020	GSAA Home Equity Trust Series 2006-18 AF4B(d)		1.1180	11/25/36	73,021
2,076,558	GSAA Home Equity Trust Series 2006-18 AF3B(a)		1.1180	11/25/36	107,313
1,655,000	GSAA Home Equity Trust Series 2006-18 AF5B(d)		1.1180	11/25/36	84,608
2,894,268	GSR Mortgage Loan Trust Series 2005-AR3 6A1(a)		3.9700	05/25/35	2,375,389
44,563	Home Equity Asset Trust Series 2003-3 M2(b)	TSFR1M + 2.484%	7.8400	08/25/33	41,528
2,769,946	Home Equity Asset Trust Series 2004-5 M6(b)	TSFR1M + 2.064%	4.8160	11/25/34	2,696,253
735,695	Home Equity Asset Trust Series 2004-8 M5(b)	TSFR1M + 1.714%	7.0700	03/25/35	678,838
3,972,085	Home Equity Loan Trust Series 2006-HSA2 AI3(a)		1.4570	03/25/36	197,659
72,462	Home Equity Mortgage Loan Asset-Backed Trust Series 2003-A AV2(b)	TSFR1M + 0.974%	4.6930	10/25/33	72,259
313,129	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD Series 2004-C M3(b)	TSFR1M + 1.089%	4.6520	03/25/35	271,962
184,628	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C M7(b)	TSFR1M + 2.739%	4.6520	03/25/35	146,528
930,786	Mastr Asset Backed Securities Trust Series 2003-OPT2 M4(b)	TSFR1M + 5.889%	2.7770	05/25/33	768,562
1,476	Mastr Asset Backed Securities Trust Series 2005-WMC1 M4(b)	TSFR1M + 1.059%	6.4150	03/25/35	1,573
5,231,268	Mastr Asset Backed Securities Trust Series 2006-WMC2 A5(b)	TSFR1M + 0.614%	1.1900	04/25/36	1,244,189
316,626	Meritage Mortgage Loan Trust Series 2004-1 M1(b)	TSFR1M + 0.864%	6.2200	07/25/34	315,868
664,985	Merrill Lynch Mortgage Investors Trust Series 2004-HE1 M2(b)	TSFR1M + 2.364%	4.2690	04/25/35	619,361
502,060	Merrill Lynch Mortgage Investors Trust Series 2006-AR1 A1(b)	TSFR1M + 0.444%	5.8000	03/25/37	176,643
58,606	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-HE1 B1(b)	TSFR1M + 2.739%	8.0950	01/25/34	59,613
827,018	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-AF1 A4(b)	TSFR1M + 0.774%	1.1290	10/25/36	184,443
351,509	NovaStar Mortgage Funding Trust Series 2003-1 M1(b)	TSFR1M + 1.539%	4.1210	05/25/33	334,454
167,479	NovaStar Mortgage Funding Trust Series 2004-1 M4(b)	TSFR1M + 1.577%	6.9330	06/25/34	160,414
2,976,132	NovaStar Mortgage Funding Trust Series 2006-6 A2B(b)	TSFR1M + 0.314%	0.5980	01/25/37	1,051,222
254,492	RASC Trust Series 2004-KS10 M4(b)	TSFR1M + 2.589%	7.9450	11/25/34	240,786
19,817	Renaissance Home Equity Loan Trust Series 2002-4 M2(d)		6.5430	03/25/33	14,165
270,813	Renaissance Home Equity Loan Trust Series 2003-2 M1(b)	TSFR1M + 1.352%	4.1560	08/25/33	251,038
330,202	Renaissance Home Equity Loan Trust Series 2007-2 AF2(d)		5.6750	06/25/37	87,519
174,963	Renaissance Home Equity Loan Trust Series 2007-3 AF3(d)		7.2380	09/25/37	74,666
10,873,252	Renaissance Home Equity Loan Trust Series 2007-1 AF3(d)		4.3710	04/25/37	2,951,762
431,110	Renaissance Home Equity Loan Trust Series 2007-1 AF5(d)		4.6030	04/25/37	123,256
628,724	Saxon Asset Sec Trust Mtg Ln Asset Bk Cert Series 2000-1 BF1(a)		3.9710	02/25/30	746,686
3,392,722	Structured Asset Securities Corp Mortgage Loan Series 2005-NC2 M7(b)	TSFR1M + 1.164%	4.4410	05/25/35	2,991,647

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.4% (Continued)
	HOME EQUITY — 17.5% (Continued)
6,807	Terwin Mortgage Trust Series 2004-7HE M1(b),(c)	TSFR1M + 1.389%	6.7450	07/25/34	$6,454
23,587,000	Terwin Mortgage Trust Series 2006-3 2A3(b),(c)	TSFR1M + 0.734%	1.7850	04/25/37	7,574,402
					43,995,001
	MANUFACTURED HOUSING — 0.3%
1,420,764	BCMSC Trust Series 1999-B A4(a)		7.3000	12/15/29	162,377
1,611,849	BCMSC Trust Series 2000-A A4(a)		8.2900	06/15/30	205,746
500,000	Cascade MH Asset Trust Series 2019-MH1 M(a),(c)		5.9850	11/01/44	479,410
					847,533
	NON AGENCY CMBS — 26.2%
2,869,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(a),(c)		5.2490	12/15/47	2,354,604
6,357,126	Citigroup Commercial Mortgage Trust Series 2014-GC21 E(a),(c)		3.5880	05/10/47	4,480,207
3,100,000	Citigroup Commercial Mortgage Trust Series 2014-GC21 D(a),(c)		4.9370	05/10/47	2,398,344
4,565,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	2,967,907
5,000,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 C(a)		4.4580	11/10/48	3,889,933
4,108,000	COMM Mortgage Trust Series 2013-CR12 C(a)		4.8940	10/10/46	874,206
2,964,000	Commercial Mortgage Pass Through Certificates Series 2012-LTRT B(c)		3.8000	10/05/30	2,394,908
6,190,897	GS Mortgage Securities Corporation II Floating Rate Series 2018-SRP5 A(b),(c)	TSFR1M + 1.914%	7.2760	09/15/31	4,447,007
2,622,300	GS Mortgage Securities Trust Series 2014-GC22 D(a),(c)		4.6850	06/10/47	1,544,361
5,726,000	GS Mortgage Securities Trust Series 2014-GC22 E(c)		3.5820	06/10/47	2,952,315
1,350,000	HMH Trust Series 2017-NSS E(c)		6.2920	07/05/31	651,330
6,505,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C3 C(a),(c)		5.3600	02/15/46	5,514,443
1,250,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(a)		4.1540	11/15/48	440,625
2,626,409	Morgan Stanley Capital I Trust Series 2006-HQ10 B(a)		5.4480	11/12/41	2,204,290
5,000,000	Morgan Stanley Capital I Trust Series 2012-C4 E(a),(c)		5.1640	03/15/45	3,083,984
2,740,000	Morgan Stanley Capital I Trust Series 2006-T21 C(a),(c)		5.1850	10/12/52	2,614,544
3,800,000	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV B(c)		4.0880	10/15/30	2,736,323
13,533,384	Starwood Retail Property Trust Series 2014-STAR A(b),(c)	PRIME + 0.000%	8.5000	11/15/27	9,749,715
443,088	Velocity Commercial Capital Loan Trust Series 2022-3 M1(a),(c)		6.1300	06/25/52	432,448
1,988,591	Wachovia Bank Commercial Mortgage Trust Series 2006-C24 E(a)		5.3990	03/15/45	1,861,851
3,106,000	Wells Fargo Commercial Mortgage Trust Series 2015-SG1 D(a)		4.4520	12/15/47	2,185,259
6,000,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(a),(c)		3.8360	06/15/46	2,675,250
6,546,000	WFRBS Commercial Mortgage Trust Series 2013-C15 D(a),(c)		4.2040	08/15/46	2,683,860
3,000,000	WFRBS Commercial Mortgage Trust Series 2014-C22 E(c)		3.4550	09/15/57	1,165,944
					66,303,658

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.4% (Continued)
	RESIDENTIAL MORTGAGE — 12.9%
452,197	Bear Stearns Asset Backed Securities Trust Series 2003-SD2 B1(a)		5.3440	06/25/43	$393,531
61,763	Bear Stearns Asset Backed Securities Trust Series 2004-SD4 A1(b)	TSFR1M + 1.014%	6.3700	08/25/44	58,506
89,877	Carrington Mortgage Loan Trust Series 2004-NC2 M1(b)	TSFR1M + 1.149%	6.5050	08/25/34	88,254
5,428,415	Carrington Mortgage Loan Trust Series 2006-FRE2 A5(b)	TSFR1M + 0.194%	2.8550	03/25/35	4,205,843
9,414,494	Carrington Mortgage Loan Trust Series 2006-FRE2 A2(b)	TSFR1M + 0.234%	2.8560	10/25/36	7,297,235
2,260,725	Carrington Mortgage Loan Trust Series 2006-FRE2 A3(b)	TSFR1M + 0.274%	2.8560	10/25/36	1,752,818
350,305	Chase Funding Trust Series 2003-3 2M2(b)	TSFR1M + 1.959%	7.3150	11/25/32	347,344
37,734	Credit-Based Asset Servicing and Securitization, LLC Series 2002-CB4 B1(b)	US0001M + 2.850%	8.3200	02/25/33	38,587
18,606	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB6 M2(b)	TSFR1M + 1.839%	5.1240	07/25/35	17,280
1,727,392	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB8 M3(b)	TSFR1M + 1.614%	3.7860	12/25/35	1,508,984
626,282	Encore Credit Receivables Trust Series 2005-1 M4(b)	TSFR1M + 1.134%	6.4900	07/25/35	550,856
655,785	Equity One Mortgage Pass-Through Trust Series 2004-3 M2(d)		3.8840	07/25/34	558,959
778,830	Equity One Mortgage Pass-Through Trust Series 2002-4 M2(a)		0.5450	02/25/33	649,603
246,381	Finance America Mortgage Loan Trust Series 2004-3 M4(b)	TSFR1M + 1.494%	6.8500	11/25/34	192,779
139,492	Fremont Home Loan Trust Series 2004-2 M6(b)	TSFR1M + 2.139%	7.4950	07/25/34	112,357
8,207,920	GE-WMC Mortgage Securities Trust Series 2006-1 A2B(b)	TSFR1M + 0.414%	1.3690	08/25/36	3,412,980
3,201,671	GE-WMC Mortgage Securities Trust Series 2006-1 A2C(b)	TSFR1M + 0.594%	1.3710	08/25/36	1,331,256
2,393,124	GSRPM Mortgage Loan Trust Series 2007-1 A(b),(c)	TSFR1M + 0.514%	3.3370	10/25/46	2,145,222
80,470	Home Equity Mortgage Loan Asset-Backed Trust Series 2006-D 2A3(b)	TSFR1M + 0.274%	5.6300	11/25/36	70,402
399,668	IXIS Real Estate Capital Trust Series 2006-HE2 A3(b)	TSFR1M + 0.434%	5.7900	08/25/36	113,538
381,474	Lehman XS Trust Series 2007-3 1BA1(b)	TSFR1M + 0.434%	5.7900	03/25/37	363,157
358,721	Lehman XS Trust Series 2007-3 1BA2(b)	TSFR6M + 0.928%	6.2990	03/25/37	351,957
24,969	Long Beach Mortgage Loan Trust Series 2004-3 M1(b)	TSFR1M + 0.969%	6.3250	07/25/34	24,494
44,650,621	Merrill Lynch Mortgage Investors Trust Series 2006-RM2 A1B(b)	TSFR1M + 0.584%	0.6990	05/25/37	1,966,159
39,783	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-NC8 M4(b)	TSFR1M + 1.614%	6.9700	09/25/34	41,223
8,875,000	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-SEA1 2A4(b),(c)	TSFR1M + 3.914%	1.1930	02/25/47	706,777
3,173,453	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2 M6(b)	TSFR1M + 2.289%	3.8260	10/25/34	2,634,428
2,034,195	RAMP Trust Series 2007-RS1 A3(b)	TSFR1M + 0.454%	5.8100	02/25/37	513,927
538,077	Specialty Underwriting & Residential Finance Trust Series 2007-AB1 A2D(b)	TSFR1M + 0.464%	5.8200	03/25/37	293,232
201,347	Structured Asset Investment Loan Trust Series 2004-5 M5(b)	TSFR1M + 1.839%	7.1950	05/25/34	178,008
645,730	Structured Asset Investment Loan Trust Series 2004-11 M2(b)	TSFR1M + 1.089%	6.4450	01/25/35	583,975
278,525	Structured Asset Securities Corp Series 2005-WF1 M8(b)	TSFR1M + 2.169%	7.5250	02/25/35	275,910
					32,779,581

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TOTAL ASSET BACKED SECURITIES (Cost $286,196,224)				$226,561,671

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.0%
245,597	Fannie Mae REMICS Series 2012-126 DI(e)		3.0000	11/25/27	9,786
292,988	Fannie Mae REMICS Series 2012-94 YS(b),(e)	SOFR30A + 6.536%	1.1980	06/25/39	2,119
886,549	Fannie Mae REMICS Series 2011-124 NS NS(b),(e)	SOFR30A + 6.386%	1.0480	12/25/41	103,583
70,940	Fannie Mae REMICS Series 2013-42 PD		1.2500	05/25/43	58,735
968,832	Fannie Mae REMICS Series 2017-30 MI(e)		4.0000	02/25/44	44,461
34,371	Fannie Mae REMICS Series 2017-6 MI(e)		4.0000	08/25/44	2,313
627,481	Fannie Mae REMICS Series 2017-38 S(b),(e)	SOFR30A + 5.986%	0.6480	05/25/47	74,156
920,333	Fannie Mae REMICS Series 2017-112 SC(b),(e)	SOFR30A + 6.036%	0.6980	01/25/48	123,374
15,669,029	Fannie Mae REMICS Series 2018-28 ID(a),(e)		0.0001	05/25/48	996,259
791,208	Fannie Mae REMICS Series 2019-37 CI(e)		4.5000	09/25/48	137,450
259,754	Fannie Mae REMICS Series 2020-16 SJ(b),(e)	SOFR30A + 5.936%	0.5980	03/25/50	29,097
3,113,513	Fannie Mae REMICS Series 2020-95 IB(e)		2.5000	01/25/51	483,762
6,817,131	Fannie Mae REMICS Series 2021-69 IK(e)		2.0000	05/25/51	1,160,622
7,522,318	Fannie Mae REMICS Series 2021-45 JI(e)		2.5000	07/25/51	1,151,220
3,040,471	Fannie Mae REMICS Series 2021-56 IM(b),(e)	SOFR30A + 2.200%	0.0001	09/25/51	101,306
21,567,859	Fannie Mae REMICS Series 2021-69 JS(b),(e)	SOFR30A + 2.550%	0.0001	10/25/51	514,370
12,392,845	Fannie Mae REMICS Series 2021-80 IA(e)		2.0000	11/25/51	1,608,308
215,670	Freddie Mac REMICS Series 4205 AI(e)		2.5000	05/15/28	7,484
2,030,804	Freddie Mac REMICS Series 4226 IM(e)		3.5000	09/15/31	32,181
8,333,596	Freddie Mac REMICS Series 4639 GS(b),(e)		0.0001	03/15/36	359,754
811,471	Freddie Mac REMICS Series 3852 SW(b),(e)	SOFR30A + 5.886%	0.5470	05/15/41	81,402
147,903	Freddie Mac REMICS Series 3980 TS(b),(e)	SOFR30A + 6.386%	1.0470	09/15/41	18,153
803,853	Freddie Mac REMICS Series 4100 JI(e)		3.5000	10/15/41	96,914
597,915	Freddie Mac REMICS Series 4580 MI(e)		3.5000	02/15/43	18,488
5,250,294	Freddie Mac REMICS Series 4239 NI(b),(e)	SOFR30A + 28.791%	0.0001	07/15/43	917,566
99,507	Freddie Mac REMICS Series 4680 LI(e)		4.0000	10/15/43	1,498
65,121	Freddie Mac REMICS Series 4449 PI(e)		4.0000	11/15/43	6,352
467,456	Freddie Mac REMICS Series 4314 SE(b),(e)	SOFR30A + 5.936%	0.5970	03/15/44	54,866
362,033	Freddie Mac REMICS Series 4431 ST(b),(e)	SOFR30A + 5.986%	0.6470	01/15/45	40,154

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.0% (Continued)
90,364	Freddie Mac REMICS Series 4818 BI(e)		4.0000	03/15/45	$2,657
342,021	Freddie Mac REMICS Series 4672 AI(e)		4.5000	03/15/45	5,919
399,000	Freddie Mac REMICS Series 5050 GL		1.2500	12/25/50	185,269
5,887,907	Freddie Mac REMICS Series 5071 IS(e)		2.0000	02/25/51	688,651
834,624	Freddie Mac REMICS Series 5071 IF(e)		2.0000	02/25/51	70,183
19,153,779	Freddie Mac REMICS Series 5090 SA(b),(e)	SOFR30A + 1.550%	0.0001	03/25/51	96,041
15,298,390	Freddie Mac REMICS Series 5177 AS(b),(e)	SOFR30A + 3.150%	0.0001	12/25/51	296,576
434,492	Government National Mortgage Association Series 2014-118 AI(e)		3.5000	05/16/40	18,100
4,312,220	Government National Mortgage Association Series 2015-3 DS(b),(e)	TSFR1M + 5.486%	0.1280	11/20/41	77,975
188,708	Government National Mortgage Association Series 2012-36 QS(b),(e)	TSFR1M + 6.506%	1.1480	03/20/42	14,686
388,156	Government National Mortgage Association Series 2018-154 DI(e)		4.0000	01/20/45	14,633
604,027	Government National Mortgage Association Series 2016-147 PI(e)		3.5000	06/20/45	65,272
218,562	Government National Mortgage Association Series 2016-1 ST(b),(e)	TSFR1M + 6.086%	0.7280	01/20/46	23,213
4,727,252	Government National Mortgage Association Series 2018-154 SP(b),(e)	TSFR1M + 6.036%	0.6780	11/20/48	486,300
12,452,003	Government National Mortgage Association Series 2019-20 ES(b),(e)	TSFR1M + 3.676%	0.0001	02/20/49	329,159
20,792,897	Government National Mortgage Association Series 2019-112 AS(b),(e)	TSFR1M + 3.296%	0.0001	09/20/49	356,933
4,281,609	Government National Mortgage Association Series 2020-122 YI(e)		2.5000	08/20/50	569,209
952,000	Government National Mortgage Association Series 2020-141 ML		1.5000	09/20/50	471,115
6,560,012	Government National Mortgage Association Series 2021-49 IP(e)		2.5000	01/20/51	712,438
8,182,154	Government National Mortgage Association Series 2021-24 LI(e)		2.5000	01/20/51	1,218,208
9,691,240	Government National Mortgage Association Series 2021-41 BI(e)		2.0000	03/20/51	1,308,224
290,582	Government National Mortgage Association Series 2021-89 JL		1.5000	05/20/51	159,838
3,636,372	Government National Mortgage Association Series 2021-83 EI(e)		2.5000	05/20/51	478,892
16,544,382	Government National Mortgage Association Series 2022-22 PS(b),(e)	SOFR30A + 3.650%	0.0001	08/20/51	413,762
6,689,965	Government National Mortgage Association Series 2021-156 QI(e)		2.5000	09/20/51	761,084
10,479,684	Government National Mortgage Association Series 2021-156 BI(e)		2.5000	09/20/51	1,605,818
1,705,801	Government National Mortgage Association Series 2021-226 HL		1.5000	12/20/51	1,032,502
10,199,622	Government National Mortgage Association Series 2022-69 QI(e)		4.0000	04/20/52	1,391,980
16,615,912	Government National Mortgage Association Series 2022-93 AS(b),(e)	SOFR30A + 4.150%	0.0001	05/20/52	635,195
17,910,226	Government National Mortgage Association Series 2022-83 SJ(b),(e)	SOFR30A + 3.200%	0.0001	05/20/52	218,277
45,688,506	Government National Mortgage Association Series 2022-121 SA(b),(e)	SOFR30A + 3.690%	0.0001	07/20/52	772,054
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $29,047,424)				22,715,896

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUNDS - 1.6%
4,073,003	First American Treasury Obligations Fund, Class X, 5.28% (Cost $4,073,003)(f)	$4,073,003

	TOTAL INVESTMENTS - 100.0% (Cost $319,316,651)	$253,350,570
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(19,561)
	NET ASSETS - 100.0%	$253,331,009

LLC	- Limited Liability Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	- Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

PRIME	- Prime Rate by Country United States

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR1M	- 1-month CME Term Secured Overnight Financing Rate

TSFR6M	- 6-month CME Term Secured Overnight Financing Rate

TSFR12M	- 12-month CME Term Secured Overnight Financing Rate

US0001M	- ICE LIBOR USD 1 Month

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Variable rate security: the rate shown represents the rate on December 31, 2023.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023 the total market value of 144A securities is 78,833,679 or 31.1% of net assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2023.

(e)	Interest only securities.

(f)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(g)	Maturity not determined on this security; maturity will occur based on the maturity of the underlying bonds.

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 49.6%
	ASSET MANAGEMENT - 1.7%
3,368	Groupe Bruxelles Lambert S.A.	$264,814

	BEVERAGES - 2.8%
1,048,000	Thai Beverage PCL	416,926

	BIOTECH & PHARMA - 8.6%
1,960	Johnson & Johnson	307,210
2,516	Novartis A.G. - ADR	254,041
7,528	Sanofi - ADR	374,367
26,000	Takeda Pharmaceutical Company Ltd. - ADR	371,020
		1,306,638
	CHEMICALS - 1.2%
5,190	Mosaic Company	185,439

	CONSTRUCTION MATERIALS - 3.0%
3,930	Holcim Ltd.	308,482
7,000	MDU Resources Group, Inc.	138,600
		447,082
	E-COMMERCE DISCRETIONARY - 1.0%
3,500	eBay, Inc.	152,670

	ENGINEERING & CONSTRUCTION - 1.2%
1,057	Tetra Tech, Inc.	176,445

	ENTERTAINMENT CONTENT - 3.2%
37,700	Vivendi S.A.	402,722
7,500	Warner Bros Discovery, Inc.(a)	85,350
		488,072
	FOOD - 2.7%
3,533	Nestle S.A. - ADR	408,521

	GAS & WATER UTILITIES - 3.3%
5,575	National Fuel Gas Company	279,698

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 49.6% (Continued)
	GAS & WATER UTILITIES - 3.3% (Continued)
8,920	UGI Corporation	$219,432
		499,130
	HOUSEHOLD PRODUCTS - 1.2%
3,800	Unilever PLC - ADR	184,224

	MEDICAL EQUIPMENT & DEVICES - 1.0%
1,800	Medtronic PLC	148,284

	METALS & MINING - 0.4%
12,000	Grupo Mexico S.A.B. de C.V. - Series B	66,699

	OIL & GAS PRODUCERS - 1.0%
1,000	Chevron Corporation	149,160

	RETAIL - DISCRETIONARY - 0.7%
323	Home Depot, Inc.	111,936

	SEMICONDUCTORS - 2.1%
1,128	Applied Materials, Inc.	182,815
1,630	Micron Technology, Inc.	139,104
		321,919
	SOFTWARE - 3.3%
1,275	Microsoft Corporation	479,451

	TECHNOLOGY HARDWARE - 2.3%
6,825	Cisco Systems, Inc.	344,799

	TELECOMMUNICATIONS - 2.8%
5,000	AT&T, Inc.	83,900
29,340	Orange S.A. - ADR	335,356
		419,256
	TOBACCO & CANNABIS - 3.8%
3,991,700	Hanjaya Mandala Sampoerna Tbk P.T.	232,045

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares				Fair Value
	COMMON STOCKS — 49.6% (Continued)
	TOBACCO & CANNABIS - 3.8% (Continued)
15,000	Imperial Brands PLC - ADR			$349,650
				581,695
	WHOLESALE - CONSUMER STAPLES - 2.3%
3,502	Bunge Global S.A.			353,527

	TOTAL COMMON STOCKS (Cost $6,628,337)			7,506,687

	EXCHANGE-TRADED FUNDS — 2.3%
	COMMODITY - 2.3%
8,500	SPDR Gold MiniShares Trust(a)			347,735
	TOTAL EXCHANGE-TRADED FUNDS (Cost $314,458)
Principal
Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 29.2%
	AEROSPACE & DEFENSE — 1.3%
200,000	Howmet Aerospace, Inc.	6.8750	05/01/25	203,011

	AUTOMOTIVE — 4.4%
300,000	Ford Motor Credit Company, LLC	5.5840	03/18/24	299,632
200,000	Honda Motor Company Ltd.	2.5340	03/10/27	188,528
175,000	Magna International, Inc.	3.6250	06/15/24	173,396
				661,556
	CHEMICALS — 4.0%
250,000	Methanex Corporation	4.2500	12/01/24	246,096
222,000	Nutrien Ltd.	5.9000	11/07/24	222,720
150,000	Nutrien Ltd.	3.0000	04/01/25	145,747
				614,563
	CONTAINERS & PACKAGING — 1.2%
175,000	Ball Corporation	5.2500	07/01/25	174,944

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.2% (Continued)
	ELECTRIC UTILITIES — 0.6%
100,000	DTE Energy Company	1.0500	06/01/25	$94,332

	HOME CONSTRUCTION — 1.3%
200,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.	5.8750	06/15/24	200,229

	LEISURE FACILITIES & SERVICES — 1.9%
300,000	Las Vegas Sands Corporation	3.2000	08/08/24	294,388

	OIL & GAS PRODUCERS — 1.4%
218,000	Occidental Petroleum Corporation	2.9000	08/15/24	214,498

	SEMICONDUCTORS — 2.3%
225,000	NXP BV / NXP Funding, LLC	4.8750	03/01/24	224,590
125,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	2.7000	05/01/25	120,653
				345,243
	STEEL — 1.3%
200,000	ArcelorMittal S.A.	3.6000	07/16/24	197,355

	TECHNOLOGY HARDWARE — 3.4%
225,000	NetApp, Inc.	1.8750	06/22/25	214,071
300,000	Seagate HDD Cayman	4.7500	01/01/25	297,805
				511,876
	TOBACCO & CANNABIS — 2.7%
250,000	BAT International Finance PLC	1.6680	03/25/26	232,399
175,000	Reynolds American, Inc.	4.4500	06/12/25	173,164
				405,563
	TRANSPORTATION & LOGISTICS — 3.4%
325,000	Canadian Pacific Railway Company	1.3500	12/02/24	313,189
200,000	Ryder System, Inc.	4.6250	06/01/25	198,649
				511,838
	TOTAL CORPORATE BONDS (Cost $4,414,743)			4,429,396

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 9.0%
	U.S. TREASURY NOTES — 9.0%
1,000,000	United States Treasury Note	0.3750	07/15/24	$975,260
405,000	United States Treasury Note	2.5000	01/31/25	395,587
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,370,344)			1,370,847

	CERTIFICATE OF DEPOSIT — 8.0%
	BANKING - 8.0%
125,000	American Express National Bank	5.2500	03/24/25	125,274
175,000	Charles Schwab Bank SSB	5.4000	09/23/24	175,051
220,000	Comerica Bank-Texas	5.2500	09/30/24	220,178
220,000	Customers Bank	5.2500	07/01/24	220,183
235,000	Hancock Whitney Bank/Gulfport MS	5.2500	05/24/24	234,983
230,000	S&T Bank	5.3000	06/14/24	230,097
	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,205,000)			1,205,766

	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
169,595	First American Treasury Obligations Fund, Class X, 5.28% (Cost $169,595)(b)			169,595

	TOTAL INVESTMENTS - 99.2% (Cost $14,102,477)			$15,030,026
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%			128,119
	NET ASSETS - 100.0%			$15,158,145

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

Ltd.	- Limited Company

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 2.7%
	FIXED INCOME - 2.7%
235,928	Invesco Senior Loan ETF	$4,996,955
111,697	SPDR Blackstone Senior Loan ETF	4,683,455
		9,680,410

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,551,718)	9,680,410

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	ASSET BACKED SECURITIES — 5.6%
	CLO — 5.6%
500,000	Alinea CLO Ltd. Series 2018-1 E(a),(b)	TSFR3M + 6.262%	11.6770	07/20/31	460,846
500,000	Apidos CLO XXX D(a),(b)	TSFR3M + 5.862%	11.2570	10/18/31	475,789
500,000	ARES XLVII CLO Ltd. Series 2018-47A E(a),(b)	TSFR3M + 5.762%	11.1550	04/15/30	449,629
835,000	BlueMountain CLO Ltd. Series 2015-4A DR(a),(b)	TSFR3M + 3.212%	8.6270	04/20/30	789,588
500,000	BlueMountain CLO Ltd. Series 2018-3A E(a),(b)	TSFR3M + 6.212%	11.5900	10/25/30	448,093
500,000	BlueMountain CLO XXII Ltd. Series 2018-22A E(a),(b)	TSFR3M + 5.312%	10.7050	07/15/31	425,063
500,000	BlueMountain Fuji US Clo I Ltd. Series 2017-1A E(a),(b)	TSFR3M + 6.262%	11.6770	07/20/29	436,166
500,000	BlueMountain Fuji US Clo III Ltd. Series 2017-3A E(a),(b)	TSFR3M + 5.462%	10.8550	01/15/30	434,968
750,000	Burnham Park Clo Ltd. Series 2016-1A ER(a),(b)	TSFR3M + 5.662%	11.0770	10/20/29	707,014
500,000	Carbone Clo Ltd. Series 1A D(a),(b)	TSFR3M + 6.162%	11.5770	01/20/31	469,725
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-1A ER(a),(b)	TSFR3M + 5.662%	11.0640	04/17/31	418,199
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2017-1A D(a),(b)	TSFR3M + 6.262%	11.6770	04/20/31	444,247
500,000	CARLYLE US CLO Ltd. Series 2017-5A D(a),(b)	TSFR3M + 5.562%	10.9770	01/20/30	438,564
500,000	Catskill Park CLO Ltd.(a),(b)	TSFR3M + 6.262%	11.6770	04/20/29	476,854
500,000	Cook Park CLO Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.662%	11.0640	04/17/30	427,245
500,000	Flatiron Clo 17 Ltd. Series 2017-1A ER(a),(b)	TSFR3M + 6.162%	11.5410	05/15/30	495,627
500,000	Galaxy XXI CLO Ltd. Series 2015-21A ER(a),(b)	TSFR3M + 5.512%	10.9270	04/20/31	467,252
500,000	GoldenTree Loan Management US CLO 1 Ltd. Series 2021-9A E(a),(b)	TSFR3M + 5.012%	10.4270	01/20/33	474,187
500,000	GoldenTree Loan Management US CLO 2 Ltd. Series 2017-2A E(a),(b)	TSFR3M + 4.962%	10.3770	11/28/30	476,012
750,000	GoldenTree Loan Opportunities X Ltd. Series 2015-10A ER(a),(b)	TSFR3M + 5.912%	11.3270	07/20/31	744,286
500,000	Grippen Park CLO Ltd. Series 2017-1A E(a),(b)	TSFR3M + 5.962%	11.3770	01/20/30	480,843
500,000	KKR Financial CLO Ltd. Series 2013-1 DR(a),(b)	TSFR3M + 6.342%	11.7350	04/15/29	491,926
500,000	Magnetite XV Ltd. Series 2015-15A ER(a),(b)	TSFR3M + 5.462%	10.8400	07/25/31	479,984
500,000	Neuberger Berman CLO XVIII Ltd. Series 2014-18A DR2(a),(b)	TSFR3M + 6.182%	11.5940	10/21/30	478,313
750,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2017-24A E(a),(b)	TSFR3M + 6.282%	11.6780	04/19/30	711,781

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 5.6% (Continued)
	CLO — 5.6% (Continued)
500,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2017-26A E(a),(b)	TSFR3M + 6.162%	11.5570	10/18/30	$481,241
500,000	Octagon Investment Partners 18-R Ltd. Series 2018-18A C(a),(b)	TSFR3M + 2.962%	8.3550	04/16/31	474,187
500,000	Octagon Investment Partners 26 Ltd. Series 2016-1A ER(a),(b)	TSFR3M + 5.662%	11.0550	07/15/30	417,737
500,000	Octagon Investment Partners 37 Ltd. Series 2018-2A D(a),(b)	TSFR3M + 5.662%	11.0400	07/25/30	430,909
500,000	Octagon Investment Partners XVII Ltd. Series 2013-1A ER2(a),(b)	TSFR3M + 5.412%	10.7900	01/25/31	408,876
500,000	Octagon Investment Partners XXII Ltd. Series 2014-1A ERR(a),(b)	TSFR3M + 5.712%	11.1240	01/22/30	453,882
500,000	OHA Credit Partners XV Ltd. Series 2017-15A E(a),(b)	TSFR3M + 5.562%	10.9770	01/20/30	485,852
500,000	Palmer Square CLO Ltd. Series 2014-1A DR2(a),(b)	TSFR3M + 5.962%	11.3640	01/17/31	496,239
500,000	Palmer Square CLO Ltd. Series 2018-2A D(a),(b)	TSFR3M + 5.862%	11.2550	07/16/31	489,094
550,000	Regatta XI Funding Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.762%	11.1640	07/17/31	520,364
500,000	RR 5 Ltd. Series 2018-5A D(a),(b)	TSFR3M + 6.012%	11.4050	10/15/31	470,227
500,000	Upland CLO Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 6.162%	11.5770	04/20/31	474,727
525,000	Voya CLO Ltd. Series 2018-4A E(a),(b)	TSFR3M + 6.562%	11.9550	01/15/32	499,768
500,000	Wellfleet CLO Ltd. Series 2017-1A D(a),(b)	TSFR3M + 6.312%	11.7270	04/20/29	427,725
500,000	Wellfleet CLO Ltd. Series 2015-1A ER3(a),(b)	TSFR3M + 7.312%	12.7270	07/20/29	303,488
500,000	Wellfleet CLO Ltd. Series 2018-2A D(a),(b)	TSFR3M + 6.332%	11.7470	10/20/31	441,929
500,000	Wellfleet CLO Ltd. Series 2018-3A D(a),(b)	TSFR3M + 6.512%	11.9270	01/20/32	426,283
					20,304,729
	TOTAL ASSET BACKED SECURITIES (Cost $20,847,495)				20,304,729

	CORPORATE BONDS — 2.3%
	ASSET MANAGEMENT — 0.0%(c)
50,000	NFP Corporation(a)		8.5000	10/01/31	54,161

	CABLE & SATELLITE — 0.3%
27,000	CCO Holdings, LLC / CCO Holdings Capital(a)		6.3750	09/01/29	26,667
994,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.2500	02/01/31	870,111
					896,778
	ENTERTAINMENT CONTENT — 0.0%(c)
139,000	Univision Communications, Inc.(a)		8.0000	08/15/28	143,523

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	CORPORATE BONDS — 2.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 0.2%
720,000	Tenet Healthcare Corporation(a)		6.7500	05/15/31	$736,776

	MEDICAL EQUIPMENT & DEVICES — 0.6%
1,300,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	1,373,047
1,000,000	Mozart Debt Merger Sub, Inc.(a)		3.8750	04/01/29	905,212
					2,278,259
	OIL & GAS PRODUCERS — 0.5%
43,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(a)		8.3750	11/01/33	45,622
95,000	Kinetik Holdings, L.P.(a)		6.6250	12/15/28	96,859
74,000	Venture Global LNG, Inc.(a)		8.1250	06/01/28	74,797
93,000	Venture Global LNG, Inc.(a)		9.5000	02/01/29	98,444
1,300,000	Venture Global LNG, Inc.(a)		9.8750	02/01/32	1,355,099
					1,670,821
	RETAIL - DISCRETIONARY — 0.3%
1,400,000	Metis Merger Sub, LLC(a)		6.5000	05/15/29	1,267,588

	SPECIALTY FINANCE — 0.4%
1,300,000	Fortress Transportation and Infrastructure(a)		7.8750	12/01/30	1,355,643

	TOTAL CORPORATE BONDS (Cost $8,181,503)				8,403,549

		Spread
	TERM LOANS — 87.2%
	ADVERTISING & MARKETING — 0.3%
1,035,303	ABG Intermediate Holdings 2, LLC(b)	TSFR1M + 4.000%	9.4310	12/21/28	1,041,411

	AEROSPACE & DEFENSE — 3.4%
2,643,375	Bleriot US Bidco, Inc.(b)	TSFR1M + 4.000%	9.6100	10/31/28	2,657,293
2,383,914	Dynasty Acquisition Company, Inc.(b)	TSFR1M + 4.000%	9.3480	08/16/28	2,393,056
2,318,684	Spirit AeroSystems, Inc.(b)	TSFR1M + 4.500%	9.6330	11/23/27	2,329,303
1,021,874	Standard Aero Ltd.(b)	TSFR1M + 4.000%	9.3480	08/16/28	1,025,793
2,592,244	TransDigm, Inc.(b)	TSFR1M + 3.250%	8.6400	08/10/28	2,607,292
1,402,000	TransDigm, Inc.(b)	TSFR1M + 3.250%	8.5790	02/28/31	1,409,956
					$12,422,693

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 87.2% (Continued)
	APPAREL & TEXTILE PRODUCTS — 0.1%
445,325	Hanesbrands, Inc.(b)	TSFR1M + 3.850%	9.1060	03/08/30	445,325

	ASSET MANAGEMENT — 4.0%
2,575,357	Advisor Group Holdings, Inc.(b)	TSFR1M + 4.500%	9.8480	08/10/28	2,586,829
1,260,332	Aragorn Parent Corporation(b)	TSFR1M + 4.250%	9.6120	12/08/28	1,260,729
1,800,000	Edelman Financial Center, LLC (The)(b)	TSFR1M + 6.750%	12.2200	07/20/26	1,803,375
262,343	FinCompany I, LLC(b)	TSFR1M + 3.000%	8.3830	06/27/29	263,764
1,411,423	Focus Financial Partners, LLC(b)	TSFR1M + 3.250%	8.6060	06/30/28	1,416,272
182,000	Focus Financial Partners, LLC(b)	TSFR1M + 3.500%	8.8560	06/30/28	182,699
208,000	GIP Pilot Acquisition Partners, L.P.(b)	TSFR1M + 3.000%	8.3880	09/15/30	208,315
1,338,496	GTCR W Merger Sub, LLC(b)	TSFR1M + 3.000%	8.3340	09/20/30	1,346,025
1,240,550	Guggenheim Partners Investment Management(b)	TSFR1M + 3.250%	8.5980	12/07/29	1,245,494
2,000,000	Nexus Buyer, LLC(b)	TSFR1M + 3.750%	9.1980	11/08/26	1,983,870
447,000	Nexus Buyer, LLC(b)	TSFR1M + 4.500%	9.8450	12/23/30	444,767
1,600,000	Victory Capital Holdings, Inc.(b)	TSFR1M + 2.250%	7.6610	07/01/26	1,600,752
					14,342,891
	AUTOMOTIVE — 1.8%
591,000	Clarios Global, L.P.(b)	TSFR1M + 3.750%	9.0980	04/20/30	593,069
3,757,013	First Brands Group, LLC(b)	SOFRRATE + 5.000%	10.8810	03/24/27	3,733,531
507,078	First Brands Group, LLC(b)	TSFR1M + 6.000%	10.8810	03/30/27	504,228
1,083,433	Tenneco, Inc.(b)	TSFR1M + 4.750%	10.2190	11/17/28	950,040
885,000	Tenneco, Inc.(b)	TSFR1M + 5.000%	10.4690	11/17/28	783,283
					6,564,151
	BIOTECH & PHARMA — 0.2%
787,823	Curium Bidco Sarl(b)	TSFR1M + 4.500%	9.8480	07/31/29	788,319

	CABLE & SATELLITE — 1.4%
203,000	Cogeco Communications USA II, L.P.(b)	TSFR1M + 3.250%	8.5980	09/18/30	200,548
3,022,071	Directv Financing, LLC(b)	TSFR1M + 5.000%	10.4630	07/22/27	3,027,555
700,000	UPC Financing Partnership(b)	TSFR1M + 3.000%	8.4370	01/31/29	698,761
920,000	Virgin Media Bristol, LLC(b)	TSFR1M + 3.250%	8.7260	01/10/29	920,051

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 87.2% (Continued)
	CABLE & SATELLITE — 1.4% (Continued)
87,000	Virgin Media Bristol, LLC(b)	TSFR1M + 3.250%	8.7900	03/06/31	$86,837
					4,933,752
	CHEMICALS — 1.4%
500,000	Cyanco Intermediate 2 Corporation(b)	TSFR1M + 4.750%	10.0990	07/10/28	502,293
606,000	Element Solutions, Inc.(b)	TSFR1M + 2.000%	7.3410	12/09/30	608,273
102,000	INEOS Enterprises Holdings US Finco, LLC(b)	TSFR1M + 3.850%	9.2380	07/07/30	102,255
1,934,033	Nouryon USA, LLC(b)	TSFR1M + 4.000%	9.4190	03/03/28	1,943,702
196,000	Nouryon USA, LLC(b)	TSFR1M + 4.000%	9.4670	04/03/28	197,010
116,230	Olympus Water US Holding Corporation(b)	SOFRRATE + 4.500%	9.9480	11/09/28	116,544
639,731	PQ Group Holdings, Inc.(b)	TSFR1M + 3.500%	8.6840	04/30/28	639,735
950,000	Windsor Holdings III, LLC(b)	TSFR3M + 4.500%	9.8410	06/22/30	958,312
					5,068,124
	COMMERCIAL SUPPORT SERVICES — 5.0%
22,957	Action Environmental Group, Inc. (The)(b),(e)	TSFR1M + 4.500%	9.8240	10/05/30	23,071
153,043	Action Environmental Group, Inc. (The)(b)	TSFR1M + 4.500%	9.8780	10/05/30	153,809
725,000	Amentum Government Services Holdings, LLC(b)	TSFR1M + 8.750%	14.2200	01/31/28	722,281
1,428,913	Amentum Government Services Holdings, LLC(b)	SOFRRATE + 4.000%	9.3310	02/07/29	1,432,128
1,726,841	AVSC Holding Corporation(b)	TSFR1M + 3.500%	8.7060	03/01/25	1,697,571
1,088,988	AVSC Holding Corporation(b)	TSFR1M + 4.500%	9.9310	09/26/26	1,069,479
1,891,245	CHG Healthcare Services, Inc.(b)	TSFR1M + 3.750%	9.1450	09/30/28	1,897,354
1,201,993	Conservice Midco, LLC(b)	TSFR3M + 4.250%	9.7060	05/07/27	1,206,753
1,431,405	Creative Artists Agency, LLC(b)	TSFR1M + 3.500%	8.8480	11/16/28	1,439,106
74,000	EnergySolutions, LLC(b)	TSFR1M + 4.000%	9.3560	09/18/30	74,093
1,250,000	Ensemble RCM, LLC(b)	TSFR1M + 3.750%	9.2330	08/01/26	1,253,794
2,450,000	Garda World Security Corporation(b)	TSFR1M + 4.250%	9.7460	10/30/26	2,457,472
757,604	GFL Environmental, Inc.(b)	TSFR1M + 2.500%	7.9120	05/31/27	761,298
224,557	OMNIA Partners, LLC(b),(e)	TSFR1M + 4.250%	9.4150	07/19/30	226,242
2,390,443	OMNIA Partners, LLC(b)	TSFR1M + 4.250%	9.6280	07/19/30	2,408,383
104,762	Ryan, LLC(b),(e)	TSFR1M + 4.500%	9.8250	11/09/30	105,253
995,238	Ryan, LLC(b)	TSFR1M + 4.500%	9.8480	11/09/30	999,906
					17,927,993
	CONSUMER SERVICES — 0.6%
727,040	Fugue Finance, LLC(b)	TSFR1M + 4.000%	9.3880	01/26/28	731,300

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 87.2% (Continued)
	CONSUMER SERVICES — 0.6% (Continued)
1,600,801	KUEHG Corporation(b)	TSFR1M + 5.000%	10.3900	05/31/30	$1,609,806
					2,341,106
	CONTAINERS & PACKAGING — 1.3%
2,271,026	Charter Next Generation, Inc.(b)	TSFR1M + 3.750%	9.2200	12/01/27	2,284,163
1,150,000	Proampac PG Borrower, LLC(b)	TSFR1M + 4.500%	9.8680	09/26/28	1,153,594
1,417,771	Reynolds Group Holdings, Inc.(b)	TSFR1M + 3.250%	8.7200	02/16/26	1,423,974
					4,861,731
	E-COMMERCE DISCRETIONARY — 0.1%
222,761	Olaplex, Inc.(b)	SOFRRATE + 3.750%	8.9560	02/17/29	207,585

	ELECTRIC UTILITIES — 0.9%
1,206,543	Calpine Construction Finance Company, L.P.(b)	TSFR1M + 2.250%	7.6060	07/20/30	1,208,202
459,552	Calpine Corporation(b)	TSFR1M + 2.500%	7.9700	12/16/27	461,006
1,533,986	Vistra Operations Company, LLC(b)	TSFR1M + 1.750%	7.3560	12/31/25	1,535,973
					3,205,181
	ELECTRICAL EQUIPMENT — 0.7%
650,000	Belfor Holdings, Inc.(b)	TSFR1M + 3.750%	9.1060	10/25/30	652,847
1,470,757	Brookfield WEC Holdings, Inc.(b)	TSFR1M + 2.750%	8.2130	08/01/25	1,476,338
116,000	MX Holdings US, Inc.(b)	TSFR1M + 2.750%	8.2200	07/31/28	116,472
203,000	Vertiv Group Corporation(b)	TSFR1M + 2.615%	7.9600	03/02/27	203,927
					2,449,584
	ENGINEERING & CONSTRUCTION — 0.3%
1,189,075	VM Consolidated, Inc.(b)	TSFR1M + 3.250%	8.7200	03/26/28	1,195,467

	ENTERTAINMENT CONTENT — 1.2%
672,000	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	10.9700	09/01/27	659,400
2,875,000	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	10.9700	09/01/27	2,813,906
627,324	NEP Group, Inc.(b)	TSFR1M + 4.000%	10.9630	10/20/25	600,663
109,613	Univision Communications, Inc.(b)	SOFRRATE + 4.250%	9.5980	06/08/29	110,051
					4,184,020
	FOOD — 2.0%
800,000	Balrog Acquisition, Inc.(b)	TSFR3M + 4.000%	9.3750	09/05/28	790,748
4,013,500	Nomad Foods US, LLC(b)	TSFR1M + 3.000%	8.4690	11/08/29	4,030,377

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 87.2% (Continued)
	FOOD — 2.0% (Continued)
1,000,000	Shearer’s Foods, LLC(b)	TSFR1M + 3.500%	8.9700	09/30/25	$1,002,670
1,443,750	Snacking Investments US, LLC(b)	TSFR1M + 4.000%	9.3480	12/01/26	1,445,858
					7,269,653
	HEALTH CARE FACILITIES & SERVICES — 5.5%
249,361	ADMI Corporation(b)	TSFR1M + 3.375%	8.8450	12/23/27	236,269
575,000	ADMI Corporation(b)	TSFR1M + 5.750%	11.1100	12/23/27	567,813
500,000	Charlotte Buyer, Inc.(b)	TSFR3M + 5.250%	10.5710	02/11/28	502,708
868,224	FC Compassus, LLC(b)	TSFR3M + 4.250%	9.8950	12/31/26	855,565
3,487,142	Heartland Dental, LLC(b)	TSFR1M + 5.000%	10.3580	04/30/28	3,486,060
3,973,458	LifePoint Health, Inc.(b)	TSFR1M + 5.500%	11.1680	11/16/28	3,968,987
1,542,861	Milano Acquisition Corporation(b)	TSFR3M + 4.000%	9.4900	08/17/27	1,504,290
38,536	National Mentor Holdings, Inc.(b)	TSFR1M + 3.750%	9.1980	02/18/28	35,204
1,377,124	National Mentor Holdings, Inc.(b)	TSFR1M + 3.750%	9.2060	02/18/28	1,258,058
613,798	One Call Corporation(b)	TSFR3M + 5.500%	11.1400	04/08/27	532,215
1,697,468	Phoenix Newco, Inc.(b)	TSFR1M + 3.250%	8.7130	08/11/28	1,709,563
2,691,681	Star Parent, Inc.(b)	TSFR1M + 4.000%	9.3480	09/19/30	2,666,635
2,250,000	Surgery Center Holdings, Inc.(b)	TSFR1M + 3.500%	8.8520	12/05/30	2,261,959
308,403	US Anesthesia Partners, Inc.(b)	TSFR1M + 4.250%	9.6850	09/23/28	283,046
					19,868,372
	HOME & OFFICE PRODUCTS — 0.5%
69,000	AI Aqua Merger Sub, Inc.(b)	TSFR1M + 4.250%	9.5720	07/30/28	69,431
1,622,475	Osmosis Debt Merger Sub, Inc.(b)	SOFRRATE + 3.750%	9.0710	06/17/28	1,625,736
					1,695,167
	HOUSEHOLD PRODUCTS — 0.6%
2,062,320	Sunshine Luxembourg VII Sarl(b)	TSFR3M + 3.750%	8.9480	10/02/26	2,075,767

	INDUSTRIAL SUPPORT SERVICES — 0.3%
1,000,000	APi Group DE, Inc.(b)	TSFR1M + 2.615%	7.9740	01/03/29	1,002,055

	INSTITUTIONAL FINANCIAL SERVICES — 3.3%
4,724,473	Aretec Group, Inc.(b)	TSFR1M + 4.600%	9.9560	03/08/30	4,727,686
1,555,570	Armor Holdco, Inc.(b)	TSFR6M + 4.500%	9.9340	10/29/28	1,563,348
1,432,520	Ascensus Holdings, Inc.(b)	TSFR3M + 6.500%	12.1760	08/02/29	1,383,277

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 87.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 3.3% (Continued)
2,400,347	Citadel Securities, L.P.(b)	TSFR1M + 2.500%	7.9630	07/26/30	$2,408,844
573,552	Eisner Advisory Group, LLC(b)	TSFR1M + 5.250%	10.6910	07/28/28	575,464
1,150,000	Jane Street Group, LLC(b)	TSFR1M + 2.750%	8.1060	01/26/28	1,156,233
					11,814,852
	INSURANCE — 8.9%
903,824	Acrisure, LLC(b)	TSFR1M + 3.500%	9.1500	01/31/27	903,584
2,122,000	Acrisure, LLC(b)	TSFR1M + 4.500%	9.8880	10/20/30	2,129,958
297,000	Alliant Holdings Intermediate, LLC(b)	TSFR1M + 3.500%	8.8450	11/06/30	298,690
2,000,000	AmWINS Group, Inc.(b)	TSFR1M + 2.250%	7.6960	02/17/28	2,005,630
1,250,000	AmWINS Group, Inc.(b)	TSFR1M + 2.850%	8.2200	02/19/28	1,255,081
103,425	AssuredPartners, Inc.(b)	SOFRRATE + 3.500%	8.8560	02/13/27	103,787
435,465	AssuredPartners, Inc.(b)	TSFR1M + 3.500%	8.9700	02/13/27	437,098
1,074,867	AssuredPartners, Inc.(b)	TSFR1M + 3.500%	8.9700	02/13/27	1,078,634
2,411,000	Asurion, LLC(b)	TSFR1M + 5.250%	10.7130	01/29/28	2,304,506
598,489	Asurion, LLC(b)	TSFR1M + 4.000%	9.4560	08/17/28	596,804
900,000	Asurion, LLC(b)	TSFR1M + 5.250%	10.7130	01/14/29	851,553
1,246,811	Baldwin Risk Partners, LLC(b)	TSFR1M + 3.500%	8.9700	10/14/27	1,248,887
793,677	BroadStreet Partners, Inc.(b)	TSFR1M + 3.000%	8.4700	01/22/27	795,768
1,816,106	BroadStreet Partners, Inc.(b)	TSFR1M + 4.000%	9.3480	01/26/29	1,823,861
591,798	Howden Group Holdings Ltd.(b)	US0001M + 3.250%	8.7500	11/12/27	593,849
3,220,946	HUB International Ltd.(b)	TSFR1M + 4.000%	9.3650	11/10/29	3,237,050
1,191,000	HUB International Ltd.(b)	TSFR1M + 4.250%	9.6620	06/08/30	1,197,616
2,994,000	Hyperion Refinance Sarl(b)	TSFR1M + 4.000%	9.3310	03/24/30	3,004,599
2,000,000	IMA Financial Group, Inc. (The)(b)	TSFR1M + 3.850%	9.2210	11/01/28	2,002,500
2,622,369	OneDigital Borrower, LLC(b)	SOFRRATE + 4.250%	9.6740	11/16/27	2,624,021
2,147,187	Sedgwick Claims Management Services, Inc.(b)	TSFR1M + 3.750%	9.0980	02/17/28	2,156,430
498,741	USI, Inc.(b)	TSFR1M + 3.000%	8.3480	11/22/29	500,339
1,225,000	USI, Inc.(b)	TSFR1M + 3.250%	8.5980	09/14/30	1,228,442
					32,378,687
	INTERNET MEDIA & SERVICES — 1.5%
1,719,827	GoDaddy, Inc.(b)	TSFR1M + 3.250%	7.8560	10/21/29	1,727,661
316,000	Knot Worldwide, Inc. (The)(b)	TSFR1M + 4.500%	9.9220	01/31/28	316,000
2,472,545	MH Sub I, LLC(b)	TSFR1M + 4.250%	9.6060	05/03/28	2,435,456

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 87.2% (Continued)
	INTERNET MEDIA & SERVICES — 1.5% (Continued)
550,000	MH Sub I, LLC(b)	TSFR1M + 6.250%	11.6060	02/23/29	$516,508
593,096	Uber Technologies, Inc.(b)	TSFR1M + 2.750%	8.1590	03/03/30	595,507
					5,591,132
	LEISURE FACILITIES & SERVICES — 3.7%
346,133	Alterra Mountain Company(b)	TSFR1M + 3.750%	9.2060	05/09/30	348,728
800,029	Bally’s Corporation(b)	TSFR3M + 3.250%	8.9270	08/06/28	760,412
146,000	BCPE Grill Parent, Inc.(b)	TSFR1M + 4.750%	10.1600	09/21/30	143,506
1,300,000	Delta 2 Lux Sarl(b)	TSFR1M + 3.250%	7.5980	01/15/30	1,305,083
1,720,846	Fertitta Entertainment, LLC/NV(b)	SOFRRATE + 4.000%	9.3560	01/13/29	1,723,806
689,000	Flutter Financing BV(b)	TSFR1M + 2.250%	7.5730	11/18/30	691,584
2,061,631	Ontario Gaming GTA, L.P.(b)	TSFR1M + 4.250%	9.6400	07/20/30	2,073,042
2,766,497	Raptor Acquisition Corporation(b)	TSFR3M + 4.000%	9.6330	11/01/26	2,780,619
1,750,000	Scientific Games Holdings, L.P.(b)	SOFRRATE + 3.500%	8.6640	02/04/29	1,752,844
1,664,191	UFC Holdings, LLC(b)	TSFR1M + 2.750%	8.3990	04/29/26	1,672,395
					13,252,019
	LEISURE PRODUCTS — 0.3%
1,250,000	Varsity Brands Holding Company, Inc.(b)	TSFR1M + 5.000%	10.4700	12/15/26	1,245,056

	MACHINERY — 0.3%
500,000	Restaurant Technologies, Inc.(b)	TSFR3M + 4.250%	9.5980	04/01/29	496,500
697,190	Standard Industries, Inc.(b)	TSFR1M + 2.500%	7.6970	08/06/28	699,494
					1,195,994
	MEDICAL EQUIPMENT & DEVICES — 1.1%
2,389,204	Bausch + Lomb Corporation(b)	SOFRRATE + 3.250%	8.7100	05/05/27	2,369,803
680,466	Bausch + Lomb Corporation(b)	TSFR1M + 4.000%	9.3560	09/14/28	681,317
936,444	Mozart Borrower, L.P.(b)	TSFR1M + 3.250%	8.4630	09/30/28	942,222
					3,993,342
	OIL & GAS PRODUCERS — 2.7%
400,109	Buckeye Partners, L.P.(b)	TSFR1M + 2.250%	7.7060	11/01/26	401,590
1,695,335	EG Finco Ltd.(b)	TSFR1M + 4.000%	9.1640	02/05/25	1,695,335
2,750,000	EPIC Crude Services, L.P.(b)	TSFR6M +5.428%	10.9290	03/01/26	2,746,219
481,385	GIP III Stetson I, L.P.(b)	TSFR1M + 4.350%	9.7060	10/05/28	482,239

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 87.2% (Continued)
	OIL & GAS PRODUCERS — 2.7% (Continued)
107,000	Medallion Midland Acquisition, L.P.(b)	TSFR1M + 3.500%	8.8570	10/18/28	$107,554
75,881	Parkway Generation, LLC(b)	TSFR1M +4.750%	10.0820	02/18/29	73,157
574,119	Parkway Generation, LLC(b)	TSFR1M + 4.864%	10.1960	02/18/29	553,511
3,829,482	Prairie ECI Acquiror, L.P.(b)	TSFR1M + 4.750%	10.2060	03/07/26	3,838,635
					9,898,240
	PUBLISHING & BROADCASTING — 1.7%
1,850,000	Cengage Learning, Inc.(b)	TSFR3M + 4.750%	10.4050	06/29/26	1,858,206
569,000	Century DE Buyer, LLC(b)	TSFR1M + 4.000%	9.3900	09/27/30	571,489
3,524,184	Mav Acquisition Corporation(b)	TSFR1M + 4.750%	10.2200	07/21/28	3,525,295
519,254	Sinclair Television Group, Inc.(b)	SOFRRATE + 3.750%	9.1980	04/13/29	426,567
					6,381,557
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
638,000	Iron Mountain, Inc.(b)	TSFR1M +2.250%	7.5960	01/31/31	638,998

	RETAIL - CONSUMER STAPLES — 0.1%
370,000	BJ’s Wholesale Club, Inc.(b)	TSFR1M + 2.000%	7.3600	02/03/29	372,429

	RETAIL - DISCRETIONARY — 3.8%
652,000	Avis Budget Car Rental, LLC(b)	TSFR1M + 3.100%	8.4520	03/16/29	654,243
145,000	Belron Finance US, LLC(b)	TSFR1M + 2.115%	7.4740	04/28/28	145,725
1,250,000	Belron Finance US, LLC(b)	TSFR3M + 2.425%	8.0670	04/30/28	1,253,281
797,003	Belron Finance US, LLC(b)	TSFR1M + 2.750%	7.9950	04/06/29	799,493
1,077,747	Hertz Corporation (The)(b)	TSFR1M + 3.250%	8.7130	06/14/28	1,076,065
207,789	Hertz Corporation (The)(b)	TSFR1M + 3.250%	8.7130	06/14/28	207,465
1,500,000	Hertz Corporation (The)(b)	TSFR1M + 3.865%	9.1080	06/30/28	1,500,630
2,846,556	Mavis Tire Express Services TopCo, L.P.(b)	SOFRRATE + 4.000%	9.4700	04/30/28	2,855,453
1,010,813	Michaels Companies, Inc. (The)(b)	TSFR3M + 4.250%	9.8600	04/09/28	843,018
767,000	Peer Holding III BV(b)	TSFR1M +3.250%	8.6040	10/19/30	770,356
1,800,000	Petco Health & Wellness Company, Inc.(b)	TSFR3M + 3.350%	8.9020	02/25/28	1,706,625
1,150,000	PetSmart, Inc.(b)	TSFR1M + 3.750%	9.1980	01/29/28	1,139,075
843,032	Staples, Inc.(b)	SOFR+ CSA	10.4350	04/09/26	801,369
					13,752,798

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 87.2% (Continued)
	SOFTWARE — 12.8%
922,401	Applied Systems, Inc.(b)	TSFR1M + 4.500%	9.8900	09/19/26	$927,746
750,000	athenahealth, Inc.(b)	SOFRRATE + 3.500%	8.5980	01/27/29	747,750
321,321	Boxer Parent Company, Inc.(b)	TSFR1M + 5.500%	10.9700	03/23/26	321,321
1,037,000	Boxer Parent Company, Inc.(b)	TSFR1M + 4.250%	9.6020	12/08/28	1,045,944
2,694,597	Camelot Finance S.A.(b)	TSFR1M + 3.000%	8.4700	10/31/26	2,701,669
2,136,118	Camelot Finance S.A.(b)	TSFR1M + 3.000%	8.4700	10/31/26	2,142,526
4,074,363	Central Parent, Inc.(b)	TSFR3M + 4.000%	9.4060	07/06/29	4,102,149
333,000	Cloudera, Inc.(b)	TSFR1M + 3.750%	9.1980	10/10/28	330,711
1,463,070	Condor Merger Sub, Inc.(b)	SOFRRATE + 4.000%	9.1930	02/03/29	1,460,942
612,966	Greeneden US Holdings II, LLC(b)	TSFR1M + 4.000%	9.4630	10/08/27	616,083
1,305,792	HS Purchaser, LLC(b)	SOFRRATE + 4.000%	9.4830	11/30/26	1,240,973
750,000	HS Purchaser, LLC(b)	TSFR6M +6.750%	12.3510	11/19/27	616,290
1,074,641	Idera, Inc.(b)	TSFR1M + 3.750%	9.2720	03/02/28	1,071,283
1,481,250	Imprivata, Inc.(b)	TSFR1M + 4.250%	9.6060	12/01/27	1,489,190
168,000	Instructure Holdings, Inc.(b)	TSFR1M + 2.865%	8.1990	10/30/28	169,050
89,000	Isolved, Inc.(b)	TSFR1M + 4.000%	9.4840	10/05/30	89,278
618,000	Marcel Bidco, LLC(b)	TSFR1M + 4.500%	9.8350	10/26/30	622,122
1,143,000	Mitchell International, Inc.(b)	TSFR1M + 3.750%	9.4000	08/01/28	1,144,154
670,094	Mitchell International, Inc.(b)	TSFR1M + 3.750%	9.4000	10/01/28	670,771
475,000	Mitchell International, Inc.(b)	TSFR1M + 6.500%	12.1500	10/01/29	467,728
2,500,000	Mosel Bidco S.E.(b)	TSFR1M + 4.750%	10.0980	08/01/30	2,506,250
238,807	Motus Group, LLC(b)	TSFR1M + 4.000%	9.2060	12/10/28	238,359
1,250,000	Project Alpha Intermediate Holding, Inc.(b)	TSFR1M + 4.750%	10.0930	10/19/30	1,259,244
1,094,430	Project Sky Merger Sub, Inc.(b)	TSFR1M + 3.750%	9.2060	08/10/28	1,086,906
1,235,398	Project Sky Merger Sub, Inc.(b)	TSFR1M + 6.000%	11.4310	08/10/29	1,190,096
1,600,000	Quartz Acquireco, LLC(b)	TSFR1M + 3.500%	8.8560	06/28/30	1,607,000
909,708	Rocket Software, Inc.(b)	TSFR1M + 4.750%	10.1060	11/28/28	895,494
2,489,515	SolarWinds Holdings, Inc.(b)	TSFR1M + 4.000%	9.1060	02/05/27	2,498,515
630,603	Surf Holdings, LLC(b)	TSFR1M + 3.500%	0.0000	10/14/26	632,732
1,685,832	TIBCO Software, Inc.(b)	TSFR3M + 4.500%	9.9480	09/30/28	1,648,297
1,749,590	TIBCO Software, Inc.(b)	TSFR3M + 4.500%	9.9480	03/30/29	1,713,400
88,778	UKG, Inc.(b)	TSFR1M + 4.500%	9.9880	05/03/26	89,270
1,291,599	UKG, Inc.(b)	TSFR3M + 5.250%	10.7640	05/03/27	1,296,559

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 87.2% (Continued)
	SOFTWARE — 12.8% (Continued)
1,754,020	Ultimate Software Group, Inc. (The)(b)	TSFR3M + 3.750%	9.2330	04/08/26	$1,760,370
2,742,894	Waystar Technologies, Inc.(b)	TSFR1M + 4.000%	9.4700	10/23/26	2,756,608
1,485,188	Weld North Education, LLC(b)	TSFR1M + 3.750%	9.2200	12/17/27	1,487,200
1,799,283	Zelis Payments Buyer, Inc.(b)	TSFR1M + 3.500%	8.9460	09/30/26	1,805,067
					46,449,047
	SPECIALTY FINANCE — 1.2%
273,000	Apex Group Treasury, LLC(b)	TSFR1M + 5.000%	10.4030	07/27/28	272,659
750,919	Avolon TLB Borrower 1 US, LLC(b)	TSFR1M + 2.500%	7.3580	06/08/28	753,483
151,000	Avolon TLB Borrower 1 US, LLC(b)	TSFR1M + 2.000%	7.3450	06/22/28	151,516
232,000	Citco Group Ltd. (The)(b)	TSFR1M + 3.250%	8.6370	04/27/28	233,124
1,496,104	Kestra Advisor Services Holdings A, Inc.(b)	TSFR3M + 4.250%	9.6980	06/04/26	1,499,844
1,444,804	Setanta Aircraft Leasing DAC(b)	TSFR3M + 2.000%	7.6100	11/06/28	1,451,024
					4,361,650
	TECHNOLOGY HARDWARE — 0.1%
194,000	Xerox Corporation(b)	TSFR1M + 4.100%	9.3560	11/14/29	194,606

	TECHNOLOGY SERVICES — 7.5%
1,066,591	Access CIG, LLC(b)	TSFR1M + 7.750%	13.3920	02/27/26	1,065,700
1,873,510	Access CIG, LLC(b)	TSFR1M + 5.000%	10.3310	08/15/28	1,878,980
1,423,922	Acuris Finance Us, Inc.(b)	SOFRRATE + 4.000%	9.4980	02/04/28	1,425,481
290,970	Blackhawk Network Holdings, Inc.(b)	TSFR1M + 7.000%	12.4620	05/22/26	288,060
2,856,298	Dun & Bradstreet Corporation (The)(b)	TSFR1M + 2.750%	8.1930	02/08/26	2,865,681
1,136,996	Ensono Holdings, LLC(b)	TSFR1M + 4.000%	9.4700	05/20/28	1,098,338
1,875,000	EVERTEC Group, LLC(b)	TSFR1M + 3.500%	8.8560	10/12/30	1,882,031
2,232,964	ION Trading Finance Ltd.(b)	TSFR3M + 4.750%	10.2400	03/26/28	2,238,379
3,579,008	Netsmart, Inc.(b)	TSFR1M + 4.000%	9.2200	10/01/27	3,590,478
1,670,409	Peraton Corporation(b)	TSFR1M + 3.750%	9.1980	02/24/28	1,676,673
128,919	Peraton Corporation(b)	TSFR3M + 7.750%	13.2220	02/01/29	128,577
1,964,792	Presidio Holdings, Inc.(b)	TSFR1M + 3.500%	8.9560	12/19/26	1,971,236
399,500	Sabre GLBL, Inc.(b)	TSFR1M + 5.000%	10.4560	06/30/28	357,153
1,787,333	Tempo Acquisition, LLC(b)	TSFR1M + 2.750%	8.1060	08/31/28	1,797,708
4,720,161	Verscend Holding Corporation(b)	TSFR1M + 4.000%	9.4630	08/27/25	4,741,781
					27,006,256

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 87.2% (Continued)
	TELECOMMUNICATIONS — 1.3%
496,250	Altice France S.A.(b)	TSFR1M + 4.000%	9.6410	01/31/26	$463,924
2,199,358	CCI Buyer, Inc.(b)	SOFRRATE + 4.000%	9.3900	12/12/27	2,196,212
1,078,681	Intrado Corporation(b)	TSFR1M + 3.000%	9.3480	01/25/30	1,083,174
1,585,111	Xplornet Communications, Inc.(b)	TSFR1M + 4.000%	9.6100	09/30/28	968,281
					4,711,591
	TRANSPORTATION & LOGISTICS — 4.3%
2,662,513	AAdvantage Loyalty IP Ltd.(b)	TSFR1M + 4.750%	10.4110	03/10/28	2,739,273
1,150,000	American Airlines, Inc.(b)	TSFR1M + 2.750%	8.1540	02/09/28	1,150,431
567,923	American Airlines, Inc.(b)	TSFR1M + 3.500%	8.8300	05/29/29	569,852
750,000	Brown Group Holding, LLC(b)	TSFR1M + 2.750%	8.1980	04/22/28	751,710
192,518	Kenan Advantage Group, Inc. (The)(b)	TSFR1M + 4.000%	9.4700	03/24/26	192,338
2,642,283	KKR Apple Bidco, LLC(b)	TSFR1M + 4.000%	8.8560	09/23/28	2,654,676
1,530,000	Patriot Rail Company, LLC(b)	TSFR3M + 4.262%	9.6520	10/18/26	1,532,869
2,500,000	United Airlines, Inc.(b)	TSFR3M + 3.750%	9.2200	04/14/28	2,512,500
3,374,545	WestJet Airlines Ltd.(b)	TSFR3M + 3.000%	8.4430	10/08/26	3,374,021
257,000	XPO, Inc.(b)	TSFR1M + 2.000%	7.3600	02/28/31	257,696
					15,735,366
	WHOLESALE - CONSUMER STAPLES — 0.3%
1,056,864	Quirch Foods Holdings, LLC(b)	SOFRRATE + 4.500%	10.3870	10/27/27	1,057,033

	WHOLESALE - DISCRETIONARY — 0.5%
1,850,000	Fastlane Parent Company, Inc.(b)	TSFR1M + 4.500%	9.8560	09/27/28	1,850,869

	TOTAL TERM LOANS (Cost $314,722,902)				315,771,869

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.0%
	MONEY MARKET FUNDS - 11.0%
39,812,120	First American Treasury Obligations Fund, Class X, 5.28% (Cost $39,812,120)(d)	$39,812,120

	TOTAL INVESTMENTS - 108.8% (Cost $393,115,738)	$393,972,677
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.8)%	(31,962,333)
	NET ASSETS - 100.0%	$362,010,344

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

SA	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 Month

TSFR3M	Secured Overnight Financing Rate 3 Month

TSFR6M	Secured Overnight Financing Rate 6 Month

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the total market value of 144A securities is $28,708,278 or 7.9% of net assets.

(b)	Variable rate security; the rate shown represents the rate on December 31, 2023.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(e)	This Investment was not funded as of December 31, 2023. The Fund had $352,375 at par value in unfunded commitments as of December 31, 2023

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCKS — 2.4%
	LEISURE FACILITIES & SERVICES — 2.4%
25,3525	FAT Brands, Inc.	8.2500	12/31/2049	$377,491

	TOTAL PREFERRED STOCKS (Cost $563,439)			377,491

Principal
Amount ($)
	CONVERTIBLE BONDS — 4.8%
	INTERNET MEDIA & SERVICES — 4.8%
1,000,000	fuboTV, Inc.	3.2500	02/15/26	735,000

	TOTAL CONVERTIBLE BONDS (Cost $870,000)			735,000

	CORPORATE BONDS — 83.6%
	APPAREL & TEXTILE PRODUCTS — 1.8%
300,000	Under Armour, Inc.(a)	3.2500	06/15/26	283,467

	ASSET MANAGEMENT — 2.0%
350,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	315,314

	AUTOMOTIVE — 4.2%
741,000	American Axle & Manufacturing, Inc.	5.0000	10/01/29	655,366

	CHEMICALS — 3.6%
607,000	Rayonier AM Products, Inc.(b)	7.6250	01/15/26	557,696

	CONSUMER SERVICES — 1.8%
300,000	Rent-A-Center, Inc.(a),(b)	6.3750	02/15/29	281,870

	ENGINEERING & CONSTRUCTION — 3.0%
480,000	Tutor Perini Corporation(b)	6.8750	05/01/25	468,985

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 83.6% (Continued)
	HOME CONSTRUCTION — 3.7%
582,000	Beazer Homes USA, Inc.	5.8750	10/15/27	$569,196

	HOUSEHOLD PRODUCTS — 0.9%
150,000	Central Garden & Pet Company	4.1250	10/15/30	136,596

	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
300,000	Coinbase Global, Inc.(b)	3.6250	10/01/31	232,365

	INTERNET MEDIA & SERVICES — 1.7%
255,000	Uber Technologies, Inc.(b)	8.0000	11/01/26	259,909

	LEISURE FACILITIES & SERVICES — 3.6%
550,000	Odeon Finco plc(b)	12.7500	11/01/27	558,979

	MACHINERY — 3.8%
578,000	Titan International, Inc.	7.0000	04/30/28	578,865

	METALS & MINING — 7.2%
865,000	Coeur Mining, Inc.(a),(b)	5.1250	02/15/29	797,855
300,000	Hecla Mining Company(a)	7.2500	02/15/28	302,402
				1,100,257
	OIL & GAS PRODUCERS — 1.2%
175,000	Occidental Petroleum Corporation(a)	6.6000	03/15/46	189,715

	OIL & GAS SERVICES & EQUIPMENT — 6.7%
593,000	Transocean, Inc.(b)	11.5000	01/30/27	620,124
517,000	Transocean, Inc.	6.8000	03/15/38	415,161
				1,035,285
	REAL ESTATE INVESTMENT TRUSTS — 14.2%
400,000	CoreCivic, Inc.(a)	4.7500	10/15/27	369,635
425,000	EPR Properties	3.7500	08/15/29	374,857
651,000	MPT Operating Partnership, L.P. / MPT Finance(a)	5.0000	10/15/27	532,338
969,000	Office Properties Income Trust(a)	3.4500	10/15/31	484,056

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 83.6% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 14.2% (Continued)
447,000	Service Properties Trust(a)	5.2500	02/15/26	$434,529
				2,195,415
	REAL ESTATE OWNERS & DEVELOPERS — 4.7%
840,000	Howard Hughes Corporation (The)(b)	4.3750	02/01/31	729,989

	RETAIL - DISCRETIONARY — 10.0%
420,000	Bath & Body Works Inc.(a)	6.7500	07/01/36	423,796
1,065,000	Bed Bath & Beyond, Inc.(c)	5.1650	08/01/44	2,867
783,000	Kohl’s Corporation	5.5500	07/17/45	524,696
825,000	Nordstrom, Inc.(a)	5.0000	01/15/44	589,716
				1,541,075
	SPECIALTY FINANCE — 3.6%
557,000	Enova International, Inc.(a),(b)	8.5000	09/15/25	547,829

	STEEL — 4.4%
653,000	United States Steel Corporation(a)	6.6500	06/01/37	684,958

	TECHNOLOGY HARDWARE — 0.0%(d)
8,669,000	ENERGY CONVERSION DEVICES INC(b)(c)(d)(e)	0.0000	12/15/49	—

	TOTAL CORPORATE BONDS (Cost $16,694,345)			12,923,131

Shares
	SHORT-TERM INVESTMENTS — 37.3%
	COLLATERAL FOR SECURITIES LOANED - 30.8%
4,763,599	Mount Vernon Liquid Assets Portfolio, 5.55% (Cost $4,763,599)(f)(g)			4,763,599

	MONEY MARKET FUNDS - 6.5%
997,760	First American Treasury Obligations Fund, Class X, 5.28% (Cost $997,760)(g)			997,760

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,761,359)			5,761,359

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Fair Value

TOTAL INVESTMENTS - 128.1% (Cost $23,889,143)	$19,796,981
LIABILITIES IN EXCESS OF OTHER ASSETS - (28.1)%	(4,340,054)
NET ASSETS - 100.0%	$15,456,927

LP	- Limited Partnership

PLC	- Public Limited Company

(a)	All or a portion for these securities are on loan. Total loaned securities had a value of $4,674,159 at December 31, 2023.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the total market value of 144A securities is $5,055,601 or 32.7% of net assets.

(c)	Represents issuer in default on interest payments; non-income producing security.

(d)	Illiquid security. The total fair value of these securities as of December 31, 2023 was $0, representing 0% of net assets.

(e)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(f)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(g)	Rate disclosed is the seven day effective yield as of December 31, 2023.

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 33.0%
	ASSET MANAGEMENT - 12.1%
3,300	Apollo Global Management, Inc.(a)	$307,527
35,292	Compass Diversified Holdings(a)	792,305
99,131	PennantPark Investment Corporation	684,995
42,466	SuRo Capital Corporation(a),(b)	167,316
49,500	US Global Investors, Inc., Class A	139,590
		2,091,733
	AUTOMOTIVE - 0.4%
6,200	Ford Motor Company	75,578

	BUSINESS DEVELOPMENT COMPANIES - 6.3%
12,128	Main Street Capital Corporation(a)	524,293
95,140	Prospect Capital Corporation(a)	569,889
		1,094,182
	ENTERTAINMENT CONTENT - 0.2%
3,386	Warner Bros Discovery, Inc.(a),(b)	38,533

	FOOD - 1.1%
5,284	Kraft Heinz Company (The)	195,402

	GAMING REIT - 1.4%
7,475	VICI Properties, Inc.	238,303

	INDUSTRIAL REIT - 1.4%
2,390	Innovative Industrial Properties, Inc.(a)	240,960

	MIXED ALLOCATION - 1.3%
28,543	NexPoint Diversified Real Estate Trust	226,917

	TECHNOLOGY HARDWARE - 2.5%
697	Apple, Inc.	134,193
47,154	Pitney Bowes, Inc.(a)	207,478
4,612	Xerox Holdings Corporation(a)	84,538
		426,209

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares				Fair Value
	COMMON STOCKS — 33.0% (Continued)
	TECHNOLOGY SERVICES - 2.1%
2,161	International Business Machines Corporation			$353,432
432	Kyndryl Holdings, Inc.(b)			8,977
				362,409
	TELECOMMUNICATIONS - 2.4%
14,000	AT&T, Inc.			234,920
4,561	Verizon Communications, Inc.			171,950
				406,870
	TRANSPORT OPERATIONS & SERVICES - 1.8%
26,000	AFC Gamma, Inc.			312,780

	TOTAL COMMON STOCKS (Cost $7,451,995)			5,709,876

	EXCHANGE-TRADED FUNDS — 1.5%
	FIXED INCOME - 1.5%
3,380	iShares iBoxx High Yield Corporate Bond ETF(a)			261,578

	TOTAL EXCHANGE-TRADED FUNDS (Cost $250,098)			261,578

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 8.5%
	AUTOMOTIVE — 1.9%
350,000	NIO, Inc.(a)	0.5000	02/01/27	322,000

	INTERNET MEDIA & SERVICES — 2.8%
662,000	fuboTV, Inc.	3.2500	02/15/26	486,570

	SPECIALTY FINANCE — 3.8%
717,000	EZCORP, Inc.	2.3750	05/01/25	672,618

	TOTAL CONVERTIBLE BONDS (Cost $1,587,129)			1,481,188

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 54.7%
	ASSET MANAGEMENT — 1.8%
350,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	$315,314

	AUTOMOTIVE — 3.3%
639,000	American Axle & Manufacturing, Inc.	5.0000	10/01/29	565,154

	CHEMICALS — 2.8%
520,000	Rayonier AM Products, Inc.(c)	7.6250	01/15/26	477,763

	HOME CONSTRUCTION — 3.6%
635,000	Beazer Homes USA, Inc.(a)	5.8750	10/15/27	621,030

	INTERNET MEDIA & SERVICES — 2.0%
332,000	Uber Technologies, Inc.(c)	8.0000	11/01/26	338,392

	LEISURE FACILITIES & SERVICES — 3.0%
515,000	Odeon Finco PLC(c)	12.7500	11/01/27	523,408

	MACHINERY — 4.0%
687,000	Titan International, Inc.	7.0000	04/30/28	688,028

	METALS & MINING — 2.8%
534,000	Coeur Mining, Inc.(a),(c)	5.1250	02/15/29	492,548

	OIL & GAS PRODUCERS — 2.2%
350,000	Occidental Petroleum Corporation(a)	6.6000	03/15/46	379,430

	OIL & GAS SERVICES & EQUIPMENT — 9.0%
754,000	Transocean, Inc.(c)	11.5000	01/30/27	788,488
953,000	Transocean, Inc.(a)	6.8000	03/15/38	765,278
				1,553,766
	REAL ESTATE INVESTMENT TRUSTS — 9.0%
778,000	CoreCivic, Inc.(a)	4.7500	10/15/27	718,939
537,000	MPT Operating Partnership, L.P. / MPT Finance(a)	5.0000	10/15/27	439,117
172,000	Office Properties Income Trust(a)	3.4500	10/15/31	85,921

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 54.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 9.0% (Continued)
332,000	Service Properties Trust(a)	5.2500	02/15/26	$322,737
				1,566,714
	REAL ESTATE OWNERS & DEVELOPERS — 2.2%
445,000	Howard Hughes Corporation (The)(a),(c)	4.3750	02/01/31	386,721

	RETAIL - DISCRETIONARY — 4.3%
411,000	Bath & Body Works, Inc.(a)	6.7500	07/01/36	414,715
373,000	Bed Bath & Beyond, Inc.(d)	5.1650	08/01/44	1,004
528,000	Kohl’s Corporation	5.5500	07/17/45	353,818
				769,537
	SPECIALTY FINANCE — 3.7%
647,000	Enova International, Inc.(a),(c)	8.5000	09/15/25	636,347

	TECHNOLOGY HARDWARE — 0.0%
5,543,000	ENERGY CONVERSION DEVICES INC(c)(d)(e)(f)	0.0000	12/15/49	—

	TECHNOLOGY SERVICES — 1.0%
200,000	Kyndryl Holdings, Inc.	3.1500	10/15/31	167,610

	TOTAL CORPORATE BONDS (Cost $11,367,880)			9,481,762

Shares
	SHORT-TERM INVESTMENTS — 42.0%
	COLLATERAL FOR SECURITIES LOANED - 41.1%
7,114,169	Mount Vernon Liquid Assets Portfolio, 5.55% (Cost $7,114,169)(g)(h)			7,114,169

	MONEY MARKET FUNDS - 0.9%
164,107	First American Treasury Obligations Fund, Class X, 5.28% (Cost $164,107)(h)			164,107

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,278,276)			7,278,276

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Fair Value

TOTAL INVESTMENTS - 139.7% (Cost $27,935,378)	$24,212,680
LIABILITIES IN EXCESS OF OTHER ASSETS - (39.7)%	(6,883,188)
NET ASSETS - 100.0%	$17,329,492

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion for these securities are on loan. Total loaned securities had a value of $6,930,879 at December 31, 2023.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the total market value of 144A securities is $3,643,667 or 21.0% of net assets.

(d)	Represents issuer in default on interest payments; non-income producing security.

(e)	Illiquid security. The total fair value of these securities as of December 31, 2023 was $0, representing 0% of net assets.

(f)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(g)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(h)	Rate disclosed is the seven day effective yield as of December 31, 2023.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2023

			Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Floating Rate	Catalyst/SMH	Total Return
	Income Fund	Income Strategy Fund	Fund	Income Fund	High Income Fund	Income Fund
ASSETS:
Investment in Securities, at Cost	$58,371,057	$319,316,651	$14,102,477	$393,115,738	$23,889,143	$27,935,378
Investment in Securities, at Value	$57,071,502	$253,350,570	$15,030,026	$393,972,677	$19,796,981	$24,212,680
Cash	—	—	—	2,550,477	—	—
Receivable for Fund shares sold	11,028	207,366	10,000	1,209,150	148,718	—
Receivable for securities sold	896,199	—	—	11,305,660	—	—
Dividends and interest receivable	916,904	1,271,835	131,040	1,617,584	291,012	260,318
Due from Manager	—	—	2,929	—	—	—
Prepaid expenses and other assets	31,056	34,651	24,692	60,175	24,668	23,407
Total Assets	58,926,689	254,864,422	15,198,687	410,715,723	20,261,379	24,496,405

LIABILITIES:
Payable for securities purchased	—	—	—	46,695,832	—	—
Investment advisory fees payable	17,328	253,692	—	205,562	404	4,771
Distribution Payable	58,755	—	—	727,744	—	—
Payable upon return of securities loaned (Market value of securities on loan $0; $0; $0; $0; $4,674,159; $6,930,879)	—	—	—	—	4,763,599	7,114,169
Payable for Fund shares redeemed	325,845	1,065,991	2,000	963,397	—	8,763
Payable to related parties	6,747	45,272	5,920	24,921	8,092	8,144
Trustee fee payable	3,947	4,005	3,987	3,857	4,005	3,977
Accrued 12b-1 fees	5,715	15,621	11,235	19,547	11,041	10,595
Accrued expenses and other liabilities	37,768	148,832	17,400	64,519	17,311	16,494
Total Liabilities	456,105	1,533,413	40,542	48,705,379	4,804,452	7,166,913

Net Assets	$58,470,584	$253,331,009	$15,158,145	$362,010,344	$15,456,927	$17,329,492

NET ASSETS CONSIST OF:
Paid in capital	$68,396,845	$375,361,078	$14,116,307	$381,605,560	$50,805,070	$38,727,628
Accumulated earnings (losses)	(9,926,261)	(122,030,069)	1,041,838	(19,595,216)	(35,348,143)	(21,398,136)
Net Assets	$58,470,584	$253,331,009	$15,158,145	$362,010,344	$15,456,927	$17,329,492

Class A
Net Assets	$4,490,112	$20,570,473	$2,097,449	$25,680,210	$8,074,021	$5,949,980
Shares of beneficial interest outstanding (a)	501,254	2,368,050	185,726	2,777,372	2,221,979	1,275,382
Net asset value per share (Net assets/shares outstanding)	$8.96	$8.69	$11.29	$9.25	$3.63	$4.67
Maximum offering price per share (b)	$9.41	$9.12	$11.98	$9.71	$3.81	$4.95
Minimum redemption price per share (c)	$8.87	$8.60	$11.18	$9.16	$3.59	$4.62

Class C
Net Assets	$2,737,127	$14,498,973	$5,468,860	$28,116,741	$2,123,689	$2,885,196
Shares of beneficial interest outstanding (a)	305,208	1,678,680	494,546	3,053,013	583,047	619,208
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$8.97	$8.64	$11.06	$9.21	$3.64	$4.66

Class I
Net Assets	$51,243,345	$218,261,563	$7,591,836	$308,212,352	$5,259,217	$8,494,316
Shares of beneficial interest outstanding (a)	5,706,143	25,124,779	671,498	33,317,213	1,446,615	1,826,625
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$8.98	$8.69	$11.31	$9.25	$3.64	$4.65

Class C-1 (d)
Net Assets				$1,041
Shares of beneficial interest outstanding (a)				113
Net asset value, offering price and redemption price per share (Net assets/shares outstanding) (e)				$9.21

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund, excluding the Catalyst/MAP Global Balanced Fund and the Catalyst/SMH Total Return Income Fund which impose a sales load of 5.75%.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

(d)	Class C-1 only applies to Catalyst/CIFC Floating Rate Income Fund.

(e)	Shares redeemed within 12 months after purchase will be charged a contingent deferred sales charge (“CDSC”) of up to 1.00%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2023

			Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Floating Rate	Catalyst/SMH	Total Return
	Income Fund	Income Strategy Fund	Fund	Income Fund	High Income Fund	Income Fund
Investment Income:
Dividend Income	$—	$—	$92,985	$475,315	$26,144	$208,472
Interest Income	1,757,344	13,507,835	167,046	13,967,679	534,277	429,378
Securities Lending Income - net	—	—	—	—	44,154	39,633
Foreign tax withheld	—	—	(7,883)	—	—	—
Total Investment Income	1,757,344	13,507,835	252,148	14,442,994	604,575	677,483

Operating Expenses:
Investment advisory fees	231,912	2,420,313	75,158	1,479,423	70,835	82,836
12b-1 Fees:
Class A	5,519	31,441	2,704	25,902	9,618	7,536
Class C	14,317	83,224	26,660	127,204	10,040	14,089
Class C-1 *	—	—	—	6	—	—
Networking fees	37,891	215,349	8,363	117,924	8,600	7,416
Registration fees	24,075	36,065	19,924	48,280	23,825	22,680
Financial administration/Fund accounting fees	19,820	141,089	19,294	95,346	20,221	19,727
Audit fees	7,814	14,802	8,067	7,920	7,814	7,814
Trustees’ fees	7,796	7,805	7,802	7,805	7,804	7,802
Legal fees	7,116	7,845	7,325	11,045	7,622	7,622
Legal administration/Management services fees	5,996	31,355	1,457	28,606	1,373	1,606
Printing expense	4,115	24,695	987	12,005	1,489	1,008
Compliance officer fees	3,609	9,915	4,244	8,472	4,221	4,247
Transfer Agent fees	3,307	16,216	1,650	6,191	2,035	1,293
Custody fees	2,230	18,320	6,269	9,847	1,766	1,702
Insurance expense	1,132	7,818	252	3,525	237	272
Interest expense	66	88,860	—	3	—	—
Miscellaneous expense	1,184	1,292	1,227	6,225	1,211	1,222
Total Operating Expenses	377,899	3,156,404	191,383	1,995,729	178,711	188,872
Less: Fees waived/ Expenses reimbursed by Manager	(126,186)	(538,957)	(89,104)	(507,900)	(71,861)	(57,035)
Net Operating Expenses	251,713	2,617,447	102,279	1,487,829	106,850	131,837

Net Investment Income	1,505,631	10,890,388	149,869	12,955,165	497,725	545,646

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(227,731)	(26,256,075)	45,243	(825,006)	(466,050)	(452,929)
Options written	—	—	30,848	—	—	—
Foreign currency transactions	—	—	(1,399)	—	—	—
Net realized gain (loss)	(227,731)	(26,256,075)	74,692	(825,006)	(466,050)	(452,929)

Net change in unrealized appreciation (depreciation) on:
Investments	1,289,052	10,724,566	96,628	7,027,521	1,345,744	1,473,181
Options written	—	—	(28,436)	—	—	—
Foreign currency translations	—	—	532	—	—	—
Net change in unrealized appreciation	1,289,052	10,724,566	68,724	7,027,521	1,345,744	1,473,181

Net Realized and Unrealized Gain (Loss) on Investments	1,061,321	(15,531,509)	143,416	6,202,515	879,694	1,020,252

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,566,952	$(4,641,121)	$293,285	$19,157,680	$1,377,419	$1,565,898

*	Class C-1 only applies to Catalyst/CIFC Floating Rate Income Fund

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

			Catalyst Enhanced		Catalyst/MAP Global
	Catalyst Insider Income Fund		Income Strategy Fund		Balanced Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023	December 31, 2023	June 30, 2023	December 31, 2023	June 30, 2023
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income	$1,505,631	$3,821,270	$10,890,388	$31,335,850	$149,869	$294,079
Net realized gain (loss) on investments	(227,731)	(5,629,641)	(26,256,075)	(18,961,852)	74,692	612,314
Net change in unrealized appreciation (depreciation) on investments	1,289,052	5,175,207	10,724,566	(38,279,159)	68,724	(462,912)
Net increase (decrease) in net assets resulting from operations	2,566,952	3,366,836	(4,641,121)	(25,905,161)	293,285	443,481

Distributions to Shareholders from:
Accumulated Earnings
Class A	(109,878)	(217,101)	(1,058,915)	(2,258,906)	(67,366)	(57,328)
Class C	(60,648)	(119,836)	(656,845)	(1,346,973)	(168,751)	(113,738)
Class I	(1,427,248)	(3,490,674)	(12,070,190)	(30,216,491)	(267,111)	(218,497)

Total distributions to shareholders	(1,597,774)	(3,827,611)	(13,785,950)	(33,822,370)	(503,228)	(389,563)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	249,632	254,920	2,995,568	12,419,595	111,423	718,627
Class C	338,130	575,080	433,170	2,146,164	876,576	1,035,514
Class I	13,692,093	12,111,866	25,443,916	191,576,626	249,527	491,407
Reinvestment of distributions
Class A	105,873	209,190	888,024	1,899,033	62,929	53,199
Class C	57,873	115,588	547,483	1,142,563	166,775	110,526
Class I	1,202,294	2,935,293	10,154,468	24,473,183	214,420	176,489
Cost of shares redeemed
Class A	(359,498)	(1,133,809)	(13,001,085)	(12,662,715)	(269,300)	(978,904)
Class C	(336,095)	(1,719,665)	(4,166,939)	(9,302,213)	(712,482)	(1,933,703)
Class I	(18,370,286)	(48,914,776)	(155,724,227)	(289,632,571)	(292,373)	(1,900,744)
Net increase (decrease) in net assets from share transactions of beneficial interest	(3,419,984)	(35,566,313)	(132,429,622)	(77,940,335)	407,495	(2,227,589)

Total Increase (Decrease) in Net Assets	(2,450,806)	(36,027,088)	(150,856,693)	(137,667,866)	197,552	(2,173,671)

Net Assets:
Beginning of year/period	60,921,390	96,948,478	404,187,702	541,855,568	14,960,593	17,134,264
End of year/period	$58,470,584	$60,921,390	$253,331,009	$404,187,702	$15,158,145	$14,960,593

Share Activity:
Class A
Shares Sold	28,132	29,121	337,566	1,267,353	9,783	62,434
Shares Reinvested	11,903	23,844	100,668	197,454	5,664	4,689
Shares Redeemed	(40,700)	(128,391)	(1,461,769)	(1,315,054)	(23,717)	(85,925)
Net increase (decrease) in shares of Beneficial interest	(665)	(75,426)	(1,023,535)	149,753	(8,270)	(18,802)

Class C
Shares Sold	38,158	65,849	48,739	220,151	78,558	93,244
Shares Reinvested	6,498	13,150	62,442	118,996	15,326	9,876
Shares Redeemed	(37,666)	(195,146)	(474,026)	(963,302)	(64,013)	(172,593)
Net increase (decrease) in shares of Beneficial interest	6,990	(116,147)	(362,845)	(624,155)	29,871	(69,473)

Class I
Shares Sold	1,541,087	1,375,911	2,867,021	19,422,148	21,986	42,438
Shares Reinvested	134,812	333,590	1,150,679	2,538,785	19,274	15,535
Shares Redeemed	(2,067,888)	(5,590,560)	(17,531,067)	(29,884,494)	(25,676)	(169,727)
Net increase (decrease) in shares of Beneficial interest	(391,989)	(3,881,059)	(13,513,367)	(7,923,561)	15,584	(111,754)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/CIFC Floating				Catalyst/SMH Total
	Rate Income Fund		Catalyst/SMH High Income Fund		Return Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023	December 31, 2023	June 30, 2023	December 31, 2023	June 30, 2023
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income	$12,955,165	$17,654,567	$497,725	$1,001,152	$545,646	$912,561
Net realized gain (loss) on investments	(825,006)	(9,082,302)	(466,050)	(989,782)	(452,929)	370,668
Net change in unrealized appreciation on investments	7,027,521	11,932,360	1,345,744	1,480,890	1,473,181	226,887
Net increase in net assets resulting from operations	19,157,680	20,504,625	1,377,419	1,492,260	1,565,898	1,510,116

Distributions to Shareholders from:
Accumulated Earnings
Class A	(907,152)	(1,787,180)	(303,772)	(504,426)	(195,047)	(311,976)
Class C	(1,014,744)	(1,469,063)	(71,584)	(124,597)	(81,474)	(128,857)
Class I	(11,251,049)	(14,447,784)	(186,012)	(342,953)	(267,612)	(375,166)
Class C-1 (a,b)	(42)	(51)	—	—	—	—
Total distributions to shareholders	(13,172,987)	(17,704,078)	(561,368)	(971,976)	(544,133)	(815,999)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	10,880,116	11,618,099	357,934	454,907	142,532	341,398
Class C	7,123,505	5,610,393	365,421	145,931	152,330	201,541
Class I	143,105,921	141,099,268	1,504,084	6,817,299	1,005,324	1,373,805
Class C-1 (a,b)	—	1,000	—	—	—	—
Reinvestment of distributions
Class A	670,514	1,622,461	230,980	293,022	189,543	204,919
Class C	887,426	1,331,066	42,880	74,167	76,996	117,348
Class I	9,072,405	12,583,296	161,756	259,885	267,490	281,144
Cost of shares redeemed
Class A	(2,858,964)	(20,633,178)	(456,213)	(1,510,222)	(908,413)	(1,368,164)
Class C	(3,622,094)	(5,924,852)	(376,016)	(862,825)	(349,686)	(904,360)
Class I	(47,195,789)	(160,179,903)	(809,347)	(10,674,272)	(484,117)	(3,480,707)
Net increase (decrease) in net assets from share transactions of beneficial interest	118,063,040	(12,872,350)	1,021,479	(5,002,108)	91,999	(3,233,076)

Total Increase (decrease) in Net Assets	124,047,733	(10,071,803)	1,837,530	(4,481,824)	1,113,764	(2,538,959)

Net Assets:
Beginning of year/period	237,962,611	248,034,414	13,619,397	18,101,221	16,215,728	18,754,687
End of year/period	$362,010,344	$237,962,611	$15,456,927	$13,619,397	$17,329,492	$16,215,728

Share Activity:
Class A
Shares Sold	1,187,341	1,294,348	102,776	133,533	32,358	79,002
Shares Reinvested	73,120	180,423	66,157	86,755	42,409	47,477
Shares Redeemed	(311,504)	(2,296,374)	(131,311)	(442,070)	(203,769)	(318,362)
Net increase (decrease) in shares of Beneficial interest	948,957	(821,603)	37,622	(221,782)	(129,002)	(191,883)

Class C
Shares Sold	779,829	624,705	104,775	43,498	33,767	47,052
Shares Reinvested	97,158	148,497	12,252	21,903	17,254	27,195
Shares Redeemed	(396,610)	(660,622)	(107,983)	(251,913)	(77,781)	(207,917)
Net increase (decrease) in shares of Beneficial interest	480,377	112,580	9,044	(186,512)	(26,760)	(133,670)

Class I
Shares Sold	15,617,390	15,654,524	427,225	2,025,976	227,383	318,807
Shares Reinvested	988,953	1,397,734	46,240	76,815	60,012	65,296
Shares Redeemed	(5,143,444)	(17,834,518)	(235,806)	(3,168,129)	(107,979)	(798,714)
Net increase (decrease) in shares of Beneficial interest	11,462,899	(782,260)	237,659	(1,065,338)	179,416	(414,611)

Class C-1 (a,b)
Shares Sold	—	113
Shares Reinvested	—	—
Shares Redeemed	—	—
Net increase in shares of Beneficial interest	—	113

(a)	Class C-1 only applies to Catalyst/CIFC Floating Rate Income Fund

(b)	The Catalyst/CIFC Floating Rate Income Fund Class C-1 commenced operations on November 1, 2022

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$8.81		$8.82		$9.88	$9.50	$9.55	$9.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.21		0.41		0.26	0.28	0.28	0.26
Net realized and unrealized gain (loss) on investments	0.16		(0.00	) (B)	(1.04)	0.39	(0.03)	0.12
Total from investment operations	0.37		0.41		(0.78)	0.67	0.25	0.38

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.42)		(0.25)	(0.29)	(0.28)	(0.21)
From net realized gains	—		—		(0.03)	—	(0.02)	—
Total distributions	(0.22)		(0.42)		(0.28)	(0.29)	(0.30)	(0.21)

Net asset value, end of year/period	$8.96		$8.81		$8.82	$9.88	$9.50	$9.55

Total return (C)	4.24%		4.71%		(8.06)%	7.15%	2.72%	4.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,490		$4,422		$5,090	$4,764	$3,500	$2,453
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	1.41	% (D,G)	1.39	% (D)	1.34%	1.37%	1.43%	2.12%
Expenses, net waiver and reimbursement	1.00	% (D,G)	1.01	% (D)	1.00%	1.00%	1.00%	1.00%
Net investment Income, before waiver and reimbursement	4.28	% (G)	4.32%		2.34%	2.50%	2.55%	1.67%
Net investment income, net waiver and reimbursement	4.69	% (G)	4.70%		2.68%	2.87%	2.98%	2.79%
Portfolio turnover rate	15	% (F)	43%		70%	89%	172%	126%

	Class C
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$8.82		$8.83		$9.89	$9.50	$9.56	$9.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.18		0.35		0.18	0.19	0.21	0.19
Net realized and unrealized gain (loss) on investments	0.16		(0.01)		(1.03)	0.42	(0.04)	0.14
Total from investment operations	0.34		0.34		(0.85)	0.61	0.17	0.33

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.35)		(0.18)	(0.22)	(0.21)	(0.14)
From net realized gains	—		—		(0.03)	—	(0.02)	—
Total distributions	(0.19)		(0.35)		(0.21)	(0.22)	(0.23)	(0.14)

Net asset value, end of year/period	$8.97		$8.82		$8.83	$9.89	$9.50	$9.56

Total return (C)	3.85	% (F)	3.94%		(8.76)%	6.48%	1.84%	3.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,737		$2,631		$3,658	$3,851	$1,668	$1,131
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.16	% (E,G)	2.14	% (E)	2.09%	2.12%	2.18%	2.87%
Expenses, net waiver and reimbursement	1.75	% (E,G)	1.76	% (E)	1.75%	1.75%	1.75%	1.75%
Net investment income, before waiver and reimbursement	3.53	% (G)	3.57%		1.57%	1.60%	1.80%	0.87%
Net investment income, net waiver and reimbursement	3.94	% (G)	3.95%		1.91%	1.97%	2.23%	1.99%
Portfolio turnover rate	15	% (F)	43%		70%	89%	172%	126%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Less than 0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.41	% (G)	1.38%
Expenses, net waiver and reimbursement	1.00	% (G)	1.00%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.16	% (G)	2.13%
Expenses, net waiver and reimbursement	1.75	% (G)	1.75%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$8.83		$8.84		$9.90	$9.51	$9.56	$9.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.22		0.44		0.28	0.30	0.31	0.29
Net realized and unrealized gain (loss) on investments	0.16		(0.01)		(1.03)	0.40	(0.05)	0.13
Total from investment operations	0.38		0.43		(0.75)	0.70	0.26	0.42

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.44)		(0.28)	(0.31)	(0.29)	(0.24)
From net realized gains	—		—		(0.03)	—	(0.02)	—
Total distributions	(0.23)		(0.44)		(0.31)	(0.31)	(0.31)	(0.24)

Net asset value, end of year/period	$8.98		$8.83		$8.84	$9.90	$9.51	$9.56

Total return (B)	4.37	% (D)	4.97%		(7.79)%	7.45%	2.90%	4.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$51,243		$53,869		$88,201	$95,976	$46,580	$29,737
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	1.16	% (C,E)	1.14	% (C)	1.09%	1.12%	1.18%	1.87%
Expenses, net waiver and reimbursement	0.75	% (C,E)	0.76	% (C)	0.75%	0.75%	0.75%	0.75%
Net investment Income, before waiver and reimbursement	4.53	% (E)	4.57%		2.57%	2.65%	2.80%	1.89%
Net investment income, net waiver and reimbursement	4.94	% (E)	4.95%		2.91%	3.02%	3.23%	3.01%
Portfolio turnover rate	15	% (D)	43%		70%	89%	172%	126%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.16	% (E)	1.13%
Expenses, net waiver and reimbursement	0.75	% (E)	0.75%

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the	For the	For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Period Ended
	December 31, 2023		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.17		$10.33		$11.21	$11.11	$11.16		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.29		0.60		0.66	0.73	0.57		0.27
Net realized and unrealized gain(loss) on investments	(0.38)		(1.11)		(0.87)	0.08	(0.07)		1.06
Total from investment operations	(0.09)		(0.51)		(0.21)	0.81	0.50		1.33

LESS DISTRIBUTIONS:
From net investment income	(0.39)		(0.65)		(0.66)	(0.71)	(0.55)		(0.17)
From net realized gains	—		—		(0.01)	—	—		—
Total distributions	(0.39)		(0.65)		(0.67)	(0.71)	(0.55)		(0.17)

Net asset value, end of year/period	$8.69		$9.17		$10.33	$11.21	$11.11		$11.16

Total return (C)	(0.98	)% (D,G)	(5.06	)% (D)	(2.03)%	7.39%	4.60	% (D)	13.28	% (D,G)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$20,570		$31,114		$33,489	$34,778	$15,978		$1,016
Ratios to average net assets
Expenses, before waiver and reimbursement	2.14	% (E,H)	2.03%		1.99%	2.04%	2.11%		2.71	% (H)
Expenses, net waiver and reimbursement	1.81	% (E,H)	1.75%		1.75%	1.75%	1.75%		1.75	% (H)
Net investment income, before waiver and reimbursement	6.25	% (H)	5.84%		5.81%	6.13%	4.83%		3.77	% (H)
Net investment income, net waiver and reimbursement	6.58	% (H)	6.12%		6.05%	6.42%	5.18%		4.73	% (H)
Portfolio turnover rate	2	% (G)	29%		57%	58%	94%		42	% (G)

	Class C
	For the		For the		For the	For the	For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Period Ended
	December 31, 2023		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.12		$10.28		$11.16	$11.07	$11.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.26		0.52		0.58	0.65	0.46		0.22
Net realized and unrealized gain (loss) on investments	(0.38)		(1.10)		(0.87)	0.07	(0.05)		1.05
Total from investment operations	(0.12)		(0.58)		(0.29)	0.72	0.41		1.27

LESS DISTRIBUTIONS:
From net investment income	(0.36)		(0.58)		(0.58)	(0.63)	(0.47)		(0.14)
From net realized gains	—		—		(0.01)	—	—		—
Total distributions	(0.36)		(0.58)		(0.59)	(0.63)	(0.47)		(0.14)

Net asset value, end of year/period	$8.64		$9.12		$10.28	$11.16	$11.07		$11.13

Total return (C)	(1.35	)% (D,G)	(5.79	)% (D)	(2.74)%	6.61%	3.82%		12.75	% (G)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$14,499		$18,626		$27,398	$19,059	$4,605		$769
Ratios to average net assets
Expenses, before waiver and reimbursement	2.89	% (F,H)	2.78%		2.74%	2.79%	2.86%		3.46	% (H)
Expenses, net waiver and reimbursement	2.56	% (F,H)	2.50%		2.50%	2.50%	2.50%		2.50	% (H)
Net investment Income, before waiver and reimbursement	5.50	% (H)	5.04%		5.06%	5.47%	3.82%		2.98	% (H)
Net investment income, net waiver and reimbursement	5.83	% (H)	5.32%		5.30%	5.76%	4.17%		3.94	% (H)
Portfolio turnover rate	2	% (G)	29%		57%	58%	94%		42	% (G)

(A)	The Catalyst Enhanced Income Fund Class A and Class C shares commenced operations on December 31, 2018.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.08	% (H)
Expenses, net waiver and reimbursement	1.75	% (H)

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.83	% (H)
Expenses, net waiver and reimbursement	2.50	% (H)

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2023		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.17		$10.33		$11.21	$11.11	$11.15	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.30		0.62		0.69	0.76	0.57	0.25
Net realized and unrealized gain (loss) on investments	(0.38)		(1.11)		(0.87)	0.07	(0.04)	1.08
Total from investment operations	(0.08)		(0.49)		(0.18)	0.83	0.53	1.33

LESS DISTRIBUTIONS:
From net investment income	(0.40)		(0.67)		(0.69)	(0.73)	(0.57)	(0.18)
From net realized gains	—		—		(0.01)	—	—	—
Total distributions	(0.40)		(0.67)		(0.70)	(0.73)	(0.57)	(0.18)

Net asset value, end of year/period	$8.69		$9.17		$10.33	$11.21	$11.11	$11.15

Total return (C)	(0.86	)% (D,F)	(4.82	)% (D)	(1.79)%	7.64%	4.93%	13.32	% (F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$218,262		$354,447		$480,968	$280,265	$125,800	$29,378
Ratios to average net assets
Expenses, before waiver and reimbursement	1.89	% (E,G)	1.78%		1.74%	1.79%	1.86%	2.46	% (G)
Expenses, net waiver and reimbursement	1.56	% (E,G)	1.50%		1.50%	1.50%	1.50%	1.50	% (G)
Net investment income, before waiver and reimbursement	6.50	% (G)	6.05%		6.07%	6.39%	4.82%	3.47	% (G)
Net investment income, net waiver and reimbursement	6.83	% (G)	6.33%		6.31%	6.68%	5.17%	4.43	% (G)
Portfolio turnover rate	2	% (F)	29%		57%	58%	94%	42	% (F)

(A)	The Catalyst Enhanced Income Fund Class I shares commenced operations on December 31, 2018.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.83	% (G)
Expenses, net waiver and reimbursement	1.50	% (G)

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$11.44		$11.36	$12.69	$10.95		$11.65	$12.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.23	0.22	0.20		0.22	0.18
Net realized and unrealized gain (loss) on investments	0.10		0.15	(0.80)	1.74		(0.60)	0.29
Total from investment operations	0.22		0.38	(0.58)	1.94		(0.38)	0.47

LESS DISTRIBUTIONS:
From return of capital	—		—	—	—		—	(0.02)
From net investment income	(0.05)		(0.23)	(0.28)	(0.20)		(0.21)	(0.16)
From net realized gains	(0.32)		(0.07)	(0.47)	(0.00	) (B)	(0.11)	(0.70)
Total distributions	(0.37)		(0.30)	(0.75)	(0.20)		(0.32)	(0.88)

Net asset value, end of year/period	$11.29		$11.44	$11.36	$12.69		$10.95	$11.65

Total return (C)	1.99	% (F)	3.40%	(4.90)%	17.83%		(3.27)%	4.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,097		$2,219	$2,418	$2,681		$3,502	$4,132
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.41	% (G)	2.27%	2.07%	2.00%		1.95%	1.90%
Expenses, net waiver and reimbursement (D)	1.22	% (G)	1.22%	1.22%	1.22%		1.22%	1.31%
Net investment income, before waiver and reimbursement (D,E)	0.94	% (G)	0.95%	0.95%	0.92%		1.22%	0.98%
Net investment income, net waiver and reimbursement (D,E)	2.13	% (G)	2.00%	1.81%	1.70%		1.95%	1.57%
Portfolio turnover rate	19	% (F)	36%	25%	18%		49%	38%

	Class C
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$11.23		$11.18	$12.55	$10.85		$11.52	$11.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.14	0.13	0.12		0.13	0.10
Net realized and unrealized gain (loss) on investments	0.09		0.15	(0.78)	1.70		(0.58)	0.27
Total from investment operations	0.17		0.29	(0.65)	1.82		(0.45)	0.37

LESS DISTRIBUTIONS:
From return of capital	—		—	—	—		—	(0.01)
From net investment income	(0.02)		(0.17)	(0.25)	(0.12)		(0.11)	(0.10)
From net realized gains	(0.32)		(0.07)	(0.47)	(0.00	) (B)	(0.11)	(0.70)
Total distributions	(0.34)		(0.24)	(0.72)	(0.12)		(0.22)	(0.81)

Net asset value, end of year/period	$11.06		$11.23	$11.18	$12.55		$10.85	$11.52

Total return (C)	1.64	% (F)	2.60%	(5.57)%	16.87%		(3.93)%	3.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$5,469		$5,217	$5,972	$6,653		$6,249	$6,251
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	3.16	% (G)	3.02%	2.82%	2.75%		2.70%	2.65%
Expenses, net waiver and reimbursement (D)	1.97	% (G)	1.97%	1.97%	1.97%		1.97%	2.06%
Net investment income, before waiver and reimbursement (D,E)	0.20	% (G)	0.17%	0.19%	0.23%		0.47%	0.31%
Net investment income, net waiver and reimbursement (D,E)	1.39	% (G)	1.22%	1.04%	1.01%		1.20%	0.90%
Portfolio turnover rate	19	% (F)	36%	25%	18%		49%	38%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$11.47		$11.39	$12.70	$10.96		$11.67	$12.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.25	0.25	0.23		0.25	0.22
Net realized and unrealized gain (loss) on investments	0.10		0.15	(0.79)	1.74		(0.60)	0.29
Total from investment operations	0.24		0.40	(0.54)	1.97		(0.35)	0.51

LESS DISTRIBUTIONS:
From return of capital	—		—	—	—		—	(0.03)
From net investment income	(0.08)		(0.25)	(0.30)	(0.23)		(0.25)	(0.19)
From net realized gains	(0.32)		(0.07)	(0.47)	(0.00	) (B)	(0.11)	(0.70)
Total distributions	(0.40)		(0.32)	(0.77)	(0.23)		(0.36)	(0.92)

Net asset value, end of year/period	$11.31		$11.47	$11.39	$12.70		$10.96	$11.67

Total return (C)	2.23	% (F)	3.59%	(4.61)%	18.12%		(3.04)%	4.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,592		$7,525	$8,744	$10,504		$12,763	$13,054
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.16	% (G)	2.02%	1.82%	1.75%		1.70%	1.65%
Expenses, net waiver and reimbursement (D)	0.97	% (G)	0.97%	0.97%	0.97%		0.97%	1.06%
Net investment income, before waiver and reimbursement (D,E)	1.20	% (G)	1.18%	1.16%	1.15%		1.47%	1.31%
Net investment income, net waiver and reimbursement (D,E)	2.39	% (G)	2.23%	2.01%	1.93%		2.20%	1.90%
Portfolio turnover rate	19	% (F)	36%	25%	18%		49%	38%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Floating Rate Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$9.06		$8.94	$9.62	$9.11	$9.57		$9.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.40		0.66	0.33	0.28	0.40		0.46
Net realized and unrealized gain (loss) on investments	0.19		0.13	(0.69)	0.54	(0.40)		(0.07)
Total from investment operations	0.59		0.79	(0.36)	0.82	0.00		0.39

LESS DISTRIBUTIONS:
From net investment income	(0.40)		(0.67)	(0.32)	(0.31)	(0.46)		(0.43)
Total distributions	(0.40)		(0.67)	(0.32)	(0.31)	(0.46)		(0.43)

Net asset value, end of year/period	$9.25		$9.06	$8.94	$9.62	$9.11		$9.57

Total return (B)	6.58	% (I)	9.12%	(3.91)%	9.08%	(0.06	)% (C,H)	4.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$25,680		$16,572	$23,683	$19,682	$15,341		$17,287
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,E)	1.49	% (J)	1.55%	1.53%	1.59%	1.66%		1.72%
Expenses, net waiver and reimbursement (D,E)	1.15	% (J)	1.15%	1.15%	1.15%	1.15%		1.31%
Net investment income, before waiver and reimbursement (D,G)	8.22	% (J)	6.88%	3.10%	2.52%	3.75%		4.40%
Net investment income, net waiver and reimbursement (D,G)	8.56	% (J)	7.28%	3.48%	2.96%	4.27%		4.80%
Portfolio turnover rate	54	% (I)	84%	95%	180%	231%		178%

	Class C
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$9.03		$8.91	$9.59	$9.08	$9.54		$9.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.36		0.60	0.26	0.21	0.32		0.38
Net realized and unrealized gain (loss) on investments	0.18		0.12	(0.69)	0.54	(0.40)		(0.06)
Total from investment operations	0.54		0.72	(0.43)	0.75	(0.08)		0.32

LESS DISTRIBUTIONS:
From net investment income	(0.36)		(0.60)	(0.25)	(0.24)	(0.38)		(0.36)
Total distributions	(0.36)		(0.60)	(0.25)	(0.24)	(0.38)		(0.36)

Net asset value, end of year/period	$9.21		$9.03	$8.91	$9.59	$9.08		$9.54

Total return (B)	6.08	% (I)	8.32%	(4.63)%	8.30%	(0.81	)% (C,H)	3.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$28,117		$23,226	$21,907	$14,399	$11,716		$9,851
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,F)	2.24	% (J)	2.30%	2.28%	2.34%	2.41%		2.46%
Expenses, net waiver and reimbursement (D,F)	1.90	% (J)	1.90%	1.90%	1.90%	1.90%		2.07%
Net investment income, before waiver and reimbursement (D,G)	7.47	% (J)	6.26%	2.37%	1.75%	2.95%		3.59%
Net investment income, net waiver and reimbursement (D,G)	7.81	% (J)	6.66%	2.74%	2.19%	3.46%		3.97%
Portfolio turnover rate	54	% (I)	84%	95%	180%	231%		178%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes increase from payments made by affiliated parties of 0.00% for the A shares and 0.11% for the C shares for June 30, 2020 related to the pricing errors reimbursement. Without these transactions, total return would have been (0.81)% for the A shares and (0.92)% for the C shares for June 30, 2020.

(D)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.49	% (J)	1.55%	1.53%	1.59%	1.66%	1.71%
Expenses, net waiver and reimbursement	1.15	% (J)	1.15%	1.15%	1.15%	1.15%	1.31%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.24	% (J)	2.30%	2.28%	2.34%	2.41%	2.45%
Expenses, net waiver and reimbursement	1.90	% (J)	1.90%	1.90%	1.90%	1.90%	2.06%

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Floating Rate Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the	For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	December 31, 2023		June 30, 2023		June 30, 2022		June 30, 2021	June 30, 2020		June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$9.07		$8.94		$9.63		$9.12	$9.59		$9.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.41		0.68		0.36		0.32	0.41		0.48
Net realized and unrealized gain (loss) on investments	0.18		0.14		(0.71)		0.52	(0.40)		(0.05)
Total from investment operations	0.59		0.82		(0.35)		0.84	0.01		0.43

LESS DISTRIBUTIONS:
From net investment income	(0.41)		(0.69)		(0.34)		(0.33)	(0.48)		(0.46)
Total distributions	(0.41)		(0.69)		(0.34)		(0.33)	(0.48)		(0.46)

Net asset value, end of year/period	$9.25		$9.07		$8.94		$9.63	$9.12		$9.59

Total return (C)	6.59	% (J)	9.51%		(3.74	)% (I)	9.34%	0.21	% (D,I)	4.58	% (I)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$308,212		$198,164		$202,444		$121,480	$63,191		$40,341
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E,F)	1.24	% (K)	1.30%		1.28%		1.34%	1.41%		1.46%
Expenses, net waiver and reimbursement (E,F)	0.90	% (K)	0.90%		0.90%		0.90%	0.90%		1.07%
Net investment income, before waiver and reimbursement (E,H)	8.48	% (K)	7.19%		3.39%		2.88%	3.88%		4.65%
Net investment income, net waiver and reimbursement (E,H)	8.82	% (K)	7.59%		3.77%		3.31%	4.39%		5.03%
Portfolio turnover rate	54	% (J)	84%		95%		180%	231%		178%

	Class C-1 (A)
	For the		For the
	Six Months Ended		Period Ended
	December 31, 2023		June 30, 2023
	(Unaudited)
Net asset value, beginning of period	$9.03		$8.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.37		0.45
Net realized and unrealized gain on investments	0.18		0.19
Total from investment operations	0.55		0.64

LESS DISTRIBUTIONS:
From net investment income	(0.37)		(0.45)
Total distributions	(0.37)		(0.45)

Net asset value, end of period	$9.21		$9.03

Total return (C)	6.16	% (J)	7.41	% (J)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1		$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E,G)	2.24	% (K)	2.51	% (K)
Expenses, net waiver and reimbursement (E,G)	1.90	% (K)	1.90	% (K)
Net investment income, before waiver and reimbursement (E,H)	5.66	% (K)	6.95	% (K)
Net investment income, net waiver and reimbursement (E,H)	6.05	% (K)	7.56	% (K)
Portfolio turnover rate	54	% (J)	84	% (J)

(A)	Class C-1 commenced investment operations on November 1, 2022.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes increase from payments made by affiliated parties of 0.11% related to the pricing errors reimbursement for June 30, 2020. Without these transactions, total return would have been 0.10% for June 30, 2020.

(E)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.24	% (K)	1.30	% (K)	1.28%	1.34%	1.41%	1.45%
Expenses, net waiver and reimbursement	0.90	% (K)	0.90	% (K)	0.90%	0.90%	0.90%	1.06%

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.24	% (K)	2.51	% (K)
Expenses, net waiver and reimbursement	1.90	% (K)	1.90	% (K)

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(J)	Not annualized.

(K)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period
	Class A
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2023		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$3.43		$3.33		$4.23		$3.53		$3.79	$3.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.22		0.19		0.17		0.18	0.20
Net realized and unrealized gain (loss) on investments	0.22		0.10		(0.90)		0.70		(0.24)	(0.12)
Total from investment operations	0.34		0.32		(0.71)		0.87		(0.06)	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.22)		(0.19)		(0.16)		(0.18)	(0.21)
From net realized gains	—		—		(0.00	) (C)	(0.01)		—	—
From return of capital	—		—		(0.00	) (C)	(0.00	) (C)	(0.02)	—
Total distributions	(0.14)		(0.22)		(0.19)		(0.17)		(0.20)	(0.21)

Net asset value, end of year/period	$3.63		$3.43		$3.33		$4.23		$3.53	$3.79

Total return (B)	10.09	% (F)	9.94%		(17.26)%		25.21%		(1.51)%	2.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$8,074		$7,495		$8,002		$8,889		$8,421	$9,517
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.48	% (D,G)	2.36	% (D)	1.95	% (D)	2.04%		2.07%	1.87%
Expenses, net waiver and reimbursement	1.48	% (D,G)	1.52	% (D)	1.49	% (D)	1.48%		1.48%	1.47%
Net investment income, before waiver and reimbursement	5.98	% (G)	5.72%		4.31%		3.71%		4.22%	4.70%
Net investment income, net waiver and reimbursement	7.03	% (G)	6.56%		4.78%		4.27%		4.81%	5.10%
Portfolio turnover rate	7	% (F)	41%		42%		51%		21%	28%

	Class C
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2023		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$3.44		$3.33		$4.23		$3.53		$3.79	$3.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.11		0.20		0.15		0.14		0.15	0.18
Net realized and unrealized gain (loss) on investments	0.21		0.10		(0.88)		0.70		(0.23)	(0.13)
Total from investment operations	0.32		0.30		(0.73)		0.84		(0.08)	0.05

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.19)		(0.16)		(0.13)		(0.16)	(0.18)
From net realized gains	—		—		(0.00	) (C)	(0.01)		—	—
From return of capital	—		—		(0.01)		(0.00	) (C)	(0.02)	—
Total distributions	(0.12)		(0.19)		(0.17)		(0.14)		(0.18)	(0.18)

Net asset value, end of year/period	$3.64		$3.44		$3.33		$4.23		$3.53	$3.79

Total return (B)	9.64	% (F)	9.40%		(17.91)%		24.28%		(2.26)%	1.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,124		$1,974		$2,534		$6,067		$5,444	$7,069
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	3.24	% (E,G)	3.11	% (E)	2.70	% (E)	2.79%		2.82%	2.62%
Expenses, net waiver and reimbursement	2.23	% (E,G)	2.27	% (E)	2.24	% (E)	2.23%		2.23%	2.22%
Net investment income, before waiver and reimbursement	5.23	% (G)	4.95%		3.36%		2.97%		3.51%	4.30%
Net investment income, net waiver and reimbursement	6.28	% (G)	5.79%		3.81%		3.53%		4.09%	4.70%
Portfolio turnover rate	7	% (F)	41%		42%		51%		21%	28%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Less than $.005 per share

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.49	% (G)	2.32%	1.94%
Expenses, net waiver and reimbursement	1.48	% (G)	1.48%	1.48%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.24	% (G)	3.07%	2.69%
Expenses, net waiver and reimbursement	2.23	% (G)	2.23%	2.23%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2023		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$3.43		$3.33		$4.23		$3.53		$3.79	$3.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.13		0.23		0.20		0.18		0.19	0.22
Net realized and unrealized gain (loss) on investments	0.22		0.10		(0.90)		0.70		(0.24)	(0.13)
Total from investment operations	0.35		0.33		(0.70)		0.88		(0.05)	0.09

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.23)		(0.20)		(0.17)		(0.19)	(0.22)
From net realized gains	—		—		(0.00	) (C)	(0.01)		—	—
From return of capital	—		—		(0.00	) (C)	(0.00	) (C)	(0.02)	—
Total distributions	(0.14)		(0.23)		(0.20)		(0.18)		(0.21)	(0.22)

Net asset value, end of year/period	$3.64		$3.43		$3.33		$4.23		$3.53	$3.79

Total return (B)	10.22	% (E)	10.22%		(17.06)%		25.53%		(1.27)%	2.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$5,259		$4,150		$7,566		$10,930		$2,995	$4,385
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.24	% (D,F)	2.11	% (D)	1.70	% (D)	1.74%		1.82%	1.62%
Expenses, net waiver and reimbursement	1.23	% (D,F)	1.27	% (D)	1.24	% (D)	1.23%		1.23%	1.22%
Net investment income, before waiver and reimbursement	6.27	% (F)	5.94%		4.49%		3.91%		4.53%	5.35%
Net investment income, net waiver and reimbursement	7.28	% (F)	6.72%		4.94%		4.42%		5.12%	5.76%
Portfolio turnover rate	7	% (E)	41%		42%		51%		21%	28%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Less than $.005 per share

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.24	% (F)	2.07%	1.69%
Expenses, net waiver and reimbursement	1.23	% (F)	1.23%	1.23%

(E)	Not Annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$4.39		$4.23		$5.15	$3.74	$4.32	$4.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.15		0.24		0.18	0.24	0.22	0.27
Net realized and unrealized gain (loss) on investments	0.28		0.13		(0.87)	1.41	(0.53)	(0.09)
Total from investment operations	0.43		0.37		(0.69)	1.65	(0.31)	0.18

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.21)		(0.15)	(0.24)	(0.23)	(0.25)
From return of capital	—		—		(0.08)	—	(0.04)	—
Total distributions	(0.15)		(0.21)		(0.23)	(0.24)	(0.27)	(0.25)

Net asset value, end of year/period	$4.67		$4.39		$4.23	$5.15	$3.74	$4.32

Total return (B)	9.70	% (G)	9.01%		(13.92)%	45.12%	(7.48)%	4.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$5,950		$6,169		$6,756	$4,164	$2,485	$3,344
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.27	% (E,H)	2.18	% (E)	1.99%	2.16%	2.12%	2.03%
Expenses, net waiver and reimbursement (C)	1.58	% (E,H)	1.59	% (E)	1.58%	1.58%	1.58%	1.57%
Net investment income, before waiver and reimbursement (C,D)	5.87	% (H)	4.86%		3.22%	4.85%	4.81%	5.83%
Net investment income, net waiver and reimbursement (C,D)	6.56	% (H)	5.45%		3.63%	5.43%	5.35%	6.29%
Portfolio turnover rate	9	% (G)	15%		26%	42%	22%	30%

	Class C
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$4.39		$4.23		$5.14	$3.73	$4.32	$4.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.13		0.20		0.15	0.21	0.19	0.24
Net realized and unrealized gain (loss) on investments	0.27		0.14		(0.87)	1.40	(0.54)	(0.08)
Total from investment operations	0.40		0.34		(0.72)	1.61	(0.35)	0.16

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.18)		(0.11)	(0.20)	(0.20)	(0.22)
From return of capital	—		—		(0.08)	—	(0.04)	—
Total distributions	(0.13)		(0.18)		(0.19)	(0.20)	(0.24)	(0.22)

Net asset value, end of year/period	$4.66		$4.39		$4.23	$5.14	$3.73	$4.32

Total return (B)	9.29	% (G)	8.19%		(14.43)%	44.18%	(8.40)%	3.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,885		$2,834		$3,296	$8,600	$6,455	$7,877
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	3.02	% (F,H)	2.93	% (F)	2.74%	2.92%	2.87%	2.78%
Expenses, net waiver and reimbursement (C)	2.33	% (F,H)	2.34	% (F)	2.33%	2.33%	2.33%	2.32%
Net investment income, before waiver and reimbursement (C,D)	5.14	% (H)	4.09%		2.61%	4.24%	4.08%	5.08%
Net investment income, net waiver and reimbursement (C,D)	5.82	% (H)	4.68%		2.99%	4.82%	4.62%	5.54%
Portfolio turnover rate	9	% (G)	15%		26%	42%	22%	30%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.27	% (H)	2.17%
Expenses, net waiver and reimbursement	1.58	% (H)	1.58%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.02	% (H)	2.92%
Expenses, net waiver and reimbursement	2.33	% (H)	2.33%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$4.38		$4.22		$5.13	$3.73	$4.32	$4.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.15		0.25		0.19	0.27	0.23	0.29
Net realized and unrealized gain (loss) on investments	0.27		0.13		(0.86)	1.38	(0.54)	(0.09)
Total from investment operations	0.42		0.38		(0.67)	1.65	(0.31)	0.20

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.22)		(0.16)	(0.25)	(0.24)	(0.26)
From return of capital	—		—		(0.08)	—	(0.04)	—
Total distributions	(0.15)		(0.22)		(0.24)	(0.25)	(0.28)	(0.26)

Net asset value, end of year/period	$4.65		$4.38		$4.22	$5.13	$3.73	$4.32

Total return (B)	9.86	% (G)	9.32%		(13.57)%	45.31%	(7.48)%	4.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$8,494		$7,213		$8,702	$7,220	$4,304	$7,019
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.02	% (E,H)	1.93	% (E)	1.74%	1.91%	1.87%	1.78%
Expenses, net waiver and reimbursement (C)	1.33	% (E,H)	1.34	% (E)	1.33%	1.33%	1.33%	1.32%
Net investment income, before waiver and reimbursement (C,D)	6.14	% (H)	5.10%		3.52%	5.39%	5.03%	6.19%
Net investment income, net waiver and reimbursement (C,D)	6.84	% (H)	5.69%		3.93%	5.96%	5.56%	6.65%
Portfolio turnover rate	9	% (G)	15%		26%	42%	22%	30%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.02	% (H)	1.92%
Expenses, net waiver and reimbursement	1.33	% (H)	1.33%

(G)	Not Annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2023	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-six series. These financial statements include the following six series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Income (“Insider Income”)		Current income
Catalyst Enhanced Income Strategy (“Enhanced Income”)	Wynkoop, LLC	Current income
Catalyst/MAP Global Balanced	Managed Asset Portfolios, LLC	Total return which consists of current income
(“Global Balanced”)	(“MAP”)	and capital appreciation
Catalyst/ CIFC Floating Rate Income	CIFC Investment Management, LLC	Current income
(“Floating Rate Income”)
Catalyst/SMH High Income (“High Income”)	SMH Capital Advisors LLC (“SMH”)	Income with capital appreciation as secondary objective
Catalyst/SMH Total Return Income	SMH	Income and capital appreciation
(“Total Return Income”)

Insider Income, High Income and Total Return Income are each registered as non-diversified series of the trust, while Enhanced Income, Global Balanced and Floating Rate Income are diversified series of the Trust.

As of December 31, 2023, each Fund offers Class A, Class C and Class I shares. Additionally, CIFC Floating Rate Income Fund offers Class C-1 shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities, including Bank Loans, (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the 2a-5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023	SEMI-ANNUAL REPORT

determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023 for each Fund’s assets and liabilities measured at fair value:

Insider Income
Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$30,142,255	$—	$30,142,255
Corporate Bonds	—	26,056,693	—	26,056,693
Short-Term Investment	872,554	—		872,554
Total Assets	$872,554	$56,198,948	$—	$57,071,502

Enhanced Income
Assets(a)	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$226,561,671	$—	$226,561,671
U.S. Government & Agency Obligations	—	22,715,896	—	22,715,896
Short-Term Investment	4,073,003	—	—	4,073,003
Total Assets	$4,073,003	$249,277,567	$—	$253,350,570

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023	SEMI-ANNUAL REPORT

Global Balanced
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$7,506,687	$—	$—	$7,506,687
Exchange-Traded Fund	347,735	—	—	347,735
Corporate Bonds	—	4,429,396	—	4,429,396
U.S. Government & Agencies	—	1,370,847	—	1,370,847
Certificates of Deposit	—	1,205,766	—	1,205,766
Short-Term Investment	169,595	—	—	169,595
Total Assets	$8,024,017	$7,006,009	$—	$15,030,026

Floating Rate Income
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,680,410	$—	$—	$9,680,410
Asset Backed Securities	—	20,304,729	—	20,304,729
Corporate Bonds	—	8,403,549	—	8,403,549
Term Loans	—	315,771,869	—	315,771,869
Short-Term Investment	39,812,120	—	—	39,812,120
Total Assets	$49,492,530	$344,480,147	$—	$393,972,677

High Income
Assets(a)	Level 1	Level 2	Level 3	Total
Preferred Stock	$377,491	$—	$—	$377,491
Convertible Bonds	—	735,000	—	735,000
Corporate Bonds	—	12,923,131	0	12,923,131
Money Market Fund	997,760	—	—	997,760
Total	1,375,251	13,658,131	0	15,033,382
Collateral For Securities Loaned(b)				4,763,599
Total Assets				$19,796,981

Total Return Income
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$5,709,876	$—	$—	$5,709,876
Exchange-Traded Fund	261,578	—	—	261,578
Convertible Bonds	—	1,481,188	—	1,481,188
Corporate Bonds	—	9,481,762	0	9,481,762
Money Market Fund	164,107	—	—	164,107
Total	6,135,561	10,962,950	0	17,098,511
Collateral For Securities Loaned(b)				7,114,169
Total Assets				$24,212,680

Insider Income, Enhanced Income, Global Balanced and Floating Rate Income did not hold any Level 3 securities during the period. High Income and Total Return Income held level 3 securities. A reconciliation used in determining High Income’s and Total Return Income’s Level 3 securities is shown in the Level 3 Input table below.

(a)	Refer to the Schedule of Investments for security details.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023	SEMI-ANNUAL REPORT

The following is a reconciliation for which Level 3 inputs were used in determining value:

	High Income	Total Return Income
	Energy Conversion	Energy Conversion
	Devices, Inc.	Devices, Inc.
	Corporate Bond	Corporate Bond
Beginning balance June 30, 2023	$0	$0
Purchases	—	—
Total realized gain/(loss)	—	—
Change in unrealized depreciation	—	—
Proceeds from sale/maturities/calls	—	—
Capital distribution	—	—
Net transfers in/(out) of Level 3	—	—
Ending balance December 31, 2023	$0	$0

The total change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2023, was $0 for High Income and $0 for Total Return Income.

Quantitative disclosures of unobservable inputs and assumptions used by High Income and Total Return Income are below.

Fund	Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Market Value impact if input increases
High Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase
Total Return Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase

Fair value securities as a percent of net assets at December 31, 2023, were 0.0% and 0.0% for High Income and Total Return Income, respectively.

b) Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the relevant Fund’s agent in acquiring the options). For the period ended December 31, 2023, Global Balanced invested in options.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023	SEMI-ANNUAL REPORT

results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Derivatives Risk – The use of derivative instruments, such as forwards, interest rate swaps, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023	SEMI-ANNUAL REPORT

Derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2023, was as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Balanced
	Options written	Equity	Net realized gain on options written	$30,848
	Options written	Equity	Net change in unrealized depreciation on options written	$(28,436)
			Totals	$2,412

The notional value of derivative instruments outstanding as of December 31, 2023, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

c) Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the advisor/sub-advisor expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

d) Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year or period ended December 31, 2023, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2023, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years or periods ended 2021-2023 for the Funds) or expected to be taken in 2024 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

f) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g) Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023	SEMI-ANNUAL REPORT

h) Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Income	Daily	Annually
Enhanced Income	Monthly	Annually
Global Balanced	Quarterly	Annually
Floating Rate Income	Daily	Annually
High Income	Monthly	Annually
Total Return Income	Monthly	Annually

i) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

j) Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

k) Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Global Balanced and Total Return Income. A maximum sales charge of 4.75% is imposed on Class A shares of the Insider Income, Enhanced Income, Floating Rate Income, and High Income. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class C-1 in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. During the six months ended December 31, 2023 there were no CDSC fees paid by the shareholders of the Funds.

l) Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

m) Distributions from REITS – Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2023, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Insider Income	$8,383,777	$12,557,298
Enhanced Income	6,227,483	140,277,814
Global Balanced	2,614,237	4,233,567
Floating Rate Income	282,926,299	153,829,748
High Income	911,019	927,130
Total Return Income	1,611,095	1,491,426

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023	SEMI-ANNUAL REPORT

(3)	INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment advisor for the Funds pursuant to the terms of a Investment Advisory Agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees are to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

The Advisor and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “Expense Limitation” ) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory inquiry and litigation expenses) do not exceed the expense limitation shown in the table below based on each Fund’s average daily net assets.

For the six months ended December 31, 2023, the Advisor waived management fees and reimbursed expenses. The Advisor may recapture a portion of the waived and/or reimbursed amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver and the limitation in effect at the time of recoupment, no later than the dates as stated below:

							Investment Advisory
							Fees Waived/
	Investment	Expense Limitation					Expenses
Fund	Advisory Fee	Cl A	Cl C	Cl I	Cl C-1	Expires	Reimbursed
Insider Income	0.75%	1.00%	1.75%	0.75%	N/A	10/31/2024	$126,186
Enhanced Income	1.50%	1.75%	2.50%	1.50%	N/A	10/31/2024	538,957
Global Balanced	1.00%	1.22%	1.97%	0.97%	N/A	10/31/2024	89,104
Floating Rate Income	1.00%	1.15%	1.90%	0.90%	1.90%	10/31/2024	507,900
High Income	1.00%	1.48%	2.23%	1.23%	N/A	10/31/2024	71,861
Total Return Income	1.00%	1.58%	2.33%	1.33%	N/A	10/31/2024	57,035

	Recapture Expires
	June 30,
Fund	2024	2025	2026
Insider Income	$272,702	$372,543	$292,989
Enhanced Income	646,409	1,120,683	1,401,166
Global Balanced	169,008	161,770	167,066
Floating Rate Income	535,848	785,104	947,927
High Income	111,458	117,270	127,991
Total Return Income	92,056	83,714	100,308

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving as a Trustee.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and, the Chairmen of the Trust’s Audit Committee and the Risk and Compliance Committee Chairmen receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023	SEMI-ANNUAL REPORT

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C and Class C-1 shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C and Class C-1 shares are currently paying 1.00% per annum of 12b-1 fees. The Plan for Class I Shares of Enhanced Income Fund allows the Fund to pay distribution and shareholder servicing expenses of up to 0.25% per annum of the average daily net assets of the Fund’s Class I Shares, although the Fund is not currently paying 12b-1 fees and there are no plans to impose those fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C and Class C-1 shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund, MFund, an affiliate of the Advisor, MFund provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out - of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund, provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance Officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the six months ended December 31, 2023, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C	Class C-1
Insider Income	$5,519	$14,317	N/A
Enhanced Income	31,441	83,224	N/A
Global Balanced	2,704	26,660	N/A
Floating Rate Income	25,902	127,204	6
High Income	9,618	10,040	N/A
Total Return Income	7,536	14,089	N/A

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023	SEMI-ANNUAL REPORT

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Insider Income	$58,390,772	$491,315	$(1,810,585)	$(1,319,270)
Enhanced Income	319,383,633	3,149,127	(69,182,190)	(66,033,063)
Global Balanced	14,163,184	1,741,126	(874,284)	866,842
Floating Rate Income	393,115,738	3,559,264	(2,702,325)	856,939
High Income	23,889,143	381,593	(4,473,755)	(4,092,162)
Total Return Income	27,974,999	778,291	(4,540,610)	(3,762,319)

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2023 and June 30, 2022 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2023	Income	Capital Gains	Capital	Total
Catalyst Insider Income Fund	$3,798,325	$2,433	$—	$3,800,758
Catalyst Enhanced Income Strategy Fund	33,822,370	—	—	33,822,370
Catalyst/MAP Global Balanced Fund	289,031	100,532	—	389,563
Catalyst/CIFC Floating Rate Income Fund	17,581,441	—	—	17,581,441
Catalyst/SMH High Income Fund	971,976	—	—	971,976
Catalyst/SMH Total Return Income Fund	815,999	—	—	815,999

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2022	Income	Capital Gains	Capital	Total
Catalyst Insider Income Fund	$2,877,702	$324,662	$—	$3,202,364
Catalyst Enhanced Income Strategy Fund	30,064,669	—	—	30,064,669
Catalyst/MAP Global Balanced Fund	415,518	737,318	—	1,152,836
Catalyst/CIFC Floating Rate Income Fund	7,372,581	—	—	7,372,581
Catalyst/SMH High Income Fund	1,175,770	—	29,413	1,205,183
Catalyst/SMH Total Return Income Fund	639,425	—	322,424	961,849

As of June 30, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
Catalyst Insider Income Fund	$99,121	$—	$(4,509,769)	$(3,849,616)	$(26,853)	$(2,608,322)	$(10,895,439)
Catalyst Enhanced Income Strategy Fund	322,698	—	(17,244,128)	(9,923,939)	—	(76,757,629)	(103,602,998)
Catalyst/MAP Global Balanced Fund	35,886	416,820	—	—	—	799,075	1,251,781
Catalyst/CIFC Floating Rate Income Fund	442,675	—	(5,398,488)	(14,198,001)	(235,889)	(6,190,206)	(25,579,909)
Catalyst/SMH High Income Fund	29,176	—	(647,999)	(30,107,465)	—	(5,437,906)	(36,164,194)
Catalyst/SMH Total Return Income Fund	35,491	—	—	(17,241,745)	—	(5,242,812)	(22,449,066)

The difference between book basis and tax basis accumulated earnings (losses) is primarily attributable to the tax deferral of losses on wash sales, dividends payable, deemed dividend distributions, perpetual bonds and C-Corporation adjustments, and dividend distributions from business development companies. In addition, the amount listed under other book/tax differences is primarily attributable to dividends payable. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023	SEMI-ANNUAL REPORT

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Catalyst Insider Income Fund	$4,509,769
Catalyst Enhanced Income Strategy Fund	17,244,128
Catalyst/MAP Global Balanced Fund	—
Catalyst/CIFC Floating Rate Income Fund	5,398,488
Catalyst/SMH High Income Fund	647,999
Catalyst/SMH Total Return Income Fund	—

At June 30, 2023, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

	Non - Expiring			CLCF
	Short-Term	Long-Term	Total	Utilized
Catalyst Insider Income Fund	$2,447,741	$1,401,875	$3,849,616	$—
Catalyst Enhanced Income Strategy Fund	5,744,032	4,179,907	9,923,939	—
Catalyst/MAP Global Balanced Fund	—	—	—	—
Catalyst/CIFC Floating Rate Income Fund	5,290,350	8,907,651	14,198,001	—
Catalyst/SMH High Income Fund	—	30,107,465	30,107,465	—
Catalyst/SMH Total Return Income Fund	—	17,241,745	17,241,745	375,193

During the fiscal year ended June 30, 2023, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to distributions in excess, and equalization credits resulted in reclassification for the following Funds for the year ended June 30, 2023 as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
Catalyst Insider Income Fund	$—	$—
Catalyst Enhanced Income Strategy Fund	—	—
Catalyst/MAP Global Balanced Fund	95,953	(95,953)
Catalyst/CIFC Floating Rate Income Fund	—	—
Catalyst/SMH High Income Fund	—	—
Catalyst/SMH Total Return Income Fund	(29,165)	29,165

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023	SEMI-ANNUAL REPORT

(6)	LINE OF CREDIT

Currently, the Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2023, Global Balanced, High Income, and Total Return Income did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Number of	Interest	Average	Borrowings
	Outstanding	Days Outstanding	Expense (1)	Interest Rate	12/31/2023
Insider Income	$93,000	3	$66	8.50%	$—
Enhanced Income	4,325,874	87	88,860	8.50%	—

(1)	Includes only Interest Expense for the six months ended December 31, 2023 and may not agree back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the High Income and Total Return Income Funds will be directly affected by the performance of the Mount Vernon Liquid Assets Portfolio, LLC. The financial statements of the Mount Vernon Liquid Assets Portfolio, LLC, including the Schedule of Investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2023, the percentage of the High Income and Total Return Income Funds’ net assets invested in Mount Vernon Liquid Assets Portfolio, LLC was 30.8% and 41.1%, respectively.

(8)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The following table presents financial instruments that are subject to netting arrangements as of December 31, 2023.

			Percentage of Total
Fund	Market Value of Loaned Securities	Market Value of Collateral (1)	Investment Income
High Income *	$4,674,159	$4,763,599	7.30%
Total Return Income*	6,930,879	7,114,169	5.85%

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023	SEMI-ANNUAL REPORT

The below table shows the collateral held by each Fund at the period ended December 31, 2023.

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statement of Assets &	the Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Liabilities	Liabilities	& Liabilities	Instruments	Pledged	Net Amount
High Income
Liabilities
Securities Loaned	US Bank	$(4,763,599)	$—	$(4,763,599)	$4,763,599	$—	$—

Total Return Income
Liabilities
Securities Loaned	US Bank	$(7,114,169)	$—	$(7,114,169)	$7,114,169	$—	$—

(9)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2023, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Insider	Enhanced		High	Total Return
Owner	Income	Income	Global Balanced	Income	Income
Charles Schwab & Co.(1)	—	26%	—	—	—
LPL Financial (1)	29%	30%	—	—	—
National Financial Services LLC (1)	—	27%	—	—	—
Pershing LLC (1)	—	—	—	27%	—
Raymond James (1)	—	—	41%	—	—
Wells Fargo (1)	—	—	—	28%	54%

(1)	These owners are comprised of multiple investors and accounts.

(10)	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

(11)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Effective April 26, 2024, Catalyst/CIFC Floating Rate Income Fund will change its name to Catalyst/CIFC Senior Secured Income Fund and adopt the following policy: Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in senior secured debt instruments. Such debt instruments include: floating rate bonds; floating rate notes; floating rate debentures; tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities; and other investment companies (including exchange traded funds) (“ETFs”) that invest primarily in floating rate assets.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/23) and held for the entire period through 12/31/2023.

Actual Expenses

The “Actual” columns of the table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns of the table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
		Beginning		Expenses Paid
	Fund’s Annualized	Account Value	Ending Account	During Period	Ending Account	Expenses Paid
	Expense Ratio *	07/01/23	Value 12/31/23	**	Value 12/31/23	During Period **
Catalyst Insider Income Fund - Class A	1.00%	$1,000.00	$1,042.40	$5.13	$1,020.11	$5.08
Catalyst Insider Income Fund - Class C	1.75%	1,000.00	1,038.50	8.97	1,016.34	8.87
Catalyst Insider Income Fund - Class I	0.75%	1,000.00	1,043.70	3.85	1,021.37	3.81
Catalyst Enhanced Income Strategy Fund - Class A	1.75%	1,000.00	990.20	8.75	1,016.34	8.87
Catalyst Enhanced Income Strategy Fund - Class C	2.50%	1,000.00	986.50	12.48	1,012.57	12.65
Catalyst Enhanced Income Strategy Fund - Class I	1.50%	1,000.00	991.40	7.51	1,017.60	7.61
Catalyst/MAP Global Balanced Fund - Class A	1.22%	1,000.00	1,019.90	6.19	1,019.00	6.19
Catalyst/MAP Global Balanced Fund - Class C	1.97%	1,000.00	1,016.40	9.99	1,015.23	9.98
Catalyst/MAP Global Balanced Fund - Class I	0.97%	1,000.00	1,022.30	4.93	1,020.26	4.93
Catalyst/CIFC Floating Rate Income Fund - Class A	1.15%	1,000.00	1,065.80	5.97	1,019.36	5.84
Catalyst/CIFC Floating Rate Income Fund - Class C	1.90%	1,000.00	1,060.80	9.84	1,015.58	9.63
Catalyst/CIFC Floating Rate Income Fund - Class I	0.90%	1,000.00	1,065.90	4.67	1,020.61	4.57
Catalyst/CIFC Floating Rate Income Fund - Class C-1	1.90%	1,000.00	1,061.60	9.85	1,015.58	9.63
Catalyst/SMH High Income Fund - Class A	1.48%	1,000.00	1,100.90	7.82	1,017.70	7.51
Catalyst/SMH High Income Fund - Class C	2.23%	1,000.00	1,096.40	11.75	1,013.93	11.29
Catalyst/SMH High Income Fund - Class I	1.23%	1,000.00	1,102.20	6.50	1,018.95	6.24
Catalyst/SMH Total Return Income Fund - Class A	1.58%	1,000.00	1,097.00	8.33	1,017.19	8.01
Catalyst/SMH Total Return Income Fund - Class C	2.33%	1,000.00	1,092.90	12.26	1,013.42	11.79
Catalyst/SMH Total Return Income Fund - Class I	1.33%	1,000.00	1,098.60	7.02	1,018.45	6.75

*	Annualized expense ratio does not include interest expenses or dividend expenses.

**	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. August 2021

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

QUESTIONS? CALL	Alpha Centric	844-223-8637
	Catalyst	866-447-4228
	Day Hagan	877-329-4246
	Empiric	888-839-7424
	Eventide	877-771-3836
	JAG	855-552-4596

MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Investment Adviser
Catalyst Capital Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1835 Market Street
Suite 310
Philadelphia, PA

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Drive.
Suite 302
Milwaukee, WI 53212

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Investment Advisory Agreement, Management Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

CatalystIncome-SAR23

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Michael Schoonover	/s/ Michael Schoonover __________
President
Date: March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Michael Schoonover	/s/ Michael Schoonover ___________
President
Date: March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 7, 2024